UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-08403

ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Mark R. Manley

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2009

Date of reporting period: April 30, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.

2

SEMI-ANNUAL REPORT

AllianceBernstein

Global Real Estate Investment Fund II

April 30, 2009

Semi-Annual Report

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund’s prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein® at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein’s web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission’s (the “Commission”) web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s web site at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investments, Inc. is an affiliate of AllianceBernstein L.P., the manager of the AllianceBernstein funds, and is a member of FINRA.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

June 11, 2009

Semi-Annual Report

This report provides management’s discussion of fund performance for AllianceBernstein Global Real Estate Investment Fund II (the “Fund”) for the semi-annual reporting period ended April 30, 2009.

Investment Objective and Policies

The Fund seeks total return from long-term growth of capital and income. Under normal circumstances, the Fund invests at least 80% of its net assets in the equity securities of real estate investment companies, or REITs, and other real estate industry companies, such as real estate operating companies, or REOCs. The Fund invests in real estate companies that AllianceBernstein L.P. (the “Adviser”) believes have strong property fundamentals and management teams. The Fund seeks to invest in real estate companies whose underlying portfolios are diversified geographically and by property type. The Fund invests in US and non-US issuers. The Fund’s investment policies emphasize investment in companies determined by the Adviser to be undervalued relative to their peers, using a fundamental value approach.

The Fund may invest in mortgage-backed securities, which are securities that directly or indirectly represent participation in, or are collateralized by and payable from, mortgage loans secured by real property. These securities include mortgage pass-through certificates, real estate mortgage investment conduit certificates (“REMICs”) and collateralized mort-

gage obligations (“CMOs”). The Fund may also invest in short-term investment-grade debt securities and other fixed-income securities. The Fund also may invest in foreign securities and enter into forward commitments and standby commitment agreements. The Fund may enter into derivatives, including options, futures, forwards and swaps.

Investment Results

The table on page 7 shows the Fund’s performance compared to its global benchmark, the Financial Times Stock Exchange (FTSE) European Public Real Estate Association (EPRA)/ National Association of Real Estate Investment Trusts (NAREIT) Developed Real Estate (RE) Index. Prior to March 23, 2009, the FTSE EPRA/NAREIT Developed RE Index was named the FTSE/EPRA NAREIT Global Index. The revised name is concurrent with other changes within FTSE’s services and better reflects the underlying makeup of the index’s constituents.

Prior to March 1, 2007, the Fund invested primarily in US securities. As the Fund still holds a significant portion of its assets in US securities given its investment style, performance for the domestic index, the FTSE NAREIT Equity RE Index, is also noted. Comparisons to the broad US and global equity markets are shown, as represented by the Standard & Poor’s (S&P) 500 Stock Index and Morgan Stanley Capital International (MSCI) World Index, for the six- and 12-month periods.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	1

The Fund underperformed the benchmark during the six-month reporting period and outperformed for the 12-month period ended April 30, 2009. For both periods, the Fund and the benchmark posted negative returns.

For the six-month period ended April 30, 2009, global economic growth experienced a marked decline as the financial crisis severely impacted economic activity. The failure or near failure of a number of prominent US and UK financial institutions underscored the severity of this economic cycle. The growing contagion intensified from December 2008 to February 2009, and the world economy is now experiencing a reduction in the financial leverage of the private sector and a retrenchment of consumers around the world. Corporations have quickly moved to rightsize their cost base in response to lower demand and to preserve cash. This has resulted in rising unemployment rates and uncertain consumer spending in the near future.

Fortunately, forces for eventual recovery are being marshaled by governments around the world. Fiscal and monetary stimulus actions have been put in place. Partly as a response to these actions, world economies have begun to stabilize although unemployment rates continue to increase. It is not possible to determine the ultimate impact of the crisis on real estate fundamentals; however, the Fund’s REIT Investment Policy Group (the “Group”) believes it will be negative to commercial real estate demand. The Group believes the Fund is positioned to withstand a prolonged period of subpar economic growth and reduced liquidity availability, while taking advantage of low valuation stocks of companies that have balance sheets that will allow them to navigate the down cycle.

Real estate securities’ absolute returns were poor for the reporting period ended April 30, 2009, due to investor anxiety related to dysfunctional capital markets, liquidity shortages and recession fears. Defensive portfolio positioning focused on diversification and exposure to companies with a reliable cash flow stream helped drive better-than-benchmark performance for the Fund for the 12-month period. However, toward the end of the most recent six-month period, risk appetite increased sharply and companies with the highest refinancing risk performed best. In addition, Chinese developers rebounded strongly in response to an announced stimulus within the residential real estate sector. The Fund’s exposure to both of these types of companies was lower than that of the benchmark and its portfolio lagged.

During the six-month period ended April 30, 2009, security selection in the retail and diversified sectors drove performance. In the US, Europe and Brazil, the Group has been able to identify attractively valued companies in segments of the retail markets where fundamentals are stronger and cash flows can be expected to be relatively more resilient. Some of the Fund’s investments in European retail REITs also performed well, supported by solid supply fundamentals, stable demand, rent indexation and a conservative capital structure com-

2	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

plemented with a robust interest coverage ratio.

Key detractors from performance for the six-month period were some US investments that have exposure to development businesses. These companies were penalized by the market on the expectation that they will suffer volume declines during the current economic downturn. The Group is of a view that, although these earnings may be weaker in the near future, the strength of their development platforms and balance sheets will support these companies’ ability to navigate successfully through the downturn. Hong Kong and Chinese residential developers, in particular, rebounded during March and April 2009. While the Fund had significant exposure to Hong Kong, and some of the Fund’s holdings there were strong contributors to performance, exposure in China was below that of the global benchmark. Smaller and higher financial leverage developers experienced the strongest rebound as rapid loan growth in China encouraged investors to believe that financial distress would be avoided.

Outperformance of the Fund versus the benchmark for the 12-month period ended April 30, 2009, was driven by favorable security selection, country and sector exposure. The Fund and the benchmark posted negative returns for the period. For the 12-month period, retail exposure contributed to relative performance. For example, the Fund held an overweight position in a US owner of retail factory outlets which offer an attractive value proposition to well-known brands to sell their products, incurring occupancy costs that are much lower than those in a regional mall or strip mall. Consumers like this retail format because they can find their favorite brands at a lower price point than in the mall, and so consumer traffic has been beneficial. In addition, the company has been very conservative in managing its balance sheet and enjoys no maturities of significance over the next two years.

The Fund’s US health care positions also contributed to relative performance. Health care REITs own real estate that is leased to nursing home, assisted living, independent living and hospital operators in addition to specialized office space leased as medical offices. Most of the contracts with health care operators are structured on a “triple net basis” where the tenant pays for insurance, taxes and maintenance. This reduces the risk to the owner and increases the reliability of the income stream. In this period of extreme risk aversion, cash flow consistency has become very attractive to investors. Facility occupancies have stabilized for the assisted living and independent living subsectors of health care real estate, and business fundamentals are stable. In general, as investor fears of the impact of US housing declines on seniors’ enrollment in assisted living and nursing home facilities diminished, sentiment toward health care real estate stocks improved and health care real estate stocks outperformed.

US niche investments were also contributors for the 12-month period. For example, the Fund’s overweight posi-

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	3

tion in a company that invests in, repositions and develops data-center specialized real estate was a contributor to performance. This space demands custom structural design, power supply and climate control. Favorable fundamentals in this niche of the market suggest that these REITs will be less affected by the cyclical downturn. Canadian REITs also contributed to relative performance; relative to other countries, liquidity and financing availability has been greater in Canada, underpinned by a banking system that appears to have fared better during this credit crisis. During the 12-month period, security selection in Hong Kong lagged the benchmark. Early in the period, companies that combine development activities with more stable rental property business detracted from relative performance as low risk appetite prevailed in the global equity markets and investors, fearing the impact of a global liquidity squeeze, were particularly anxious about development strategies where cash flows are less reliable than in the own-to-lease businesses.

Market Review and Investment Strategy

During the reporting period ended April 30, 2009, the FTSE EPRA/NAREIT Developed RE Index declined -11.87%. The decline in global real estate markets was also pronounced for the 12-month period ending April 30, 2009, with the FTSE EPRA/NAREIT Developed RE Index declining -50.99%. Most of the decline experienced by the FTSE EPRA/NAREIT Developed RE Index materialized in the first six-month period as the impact and severity of the credit turmoil escalated and risk aversion among investors intensified. During the latter part of the 12-month period, concerns about the impact of the credit cycle on consumers, economic growth and real estate valuations began to subside.

While fundamentals vary by region of the world and by property type, in general, new commercial real estate construction for the reporting period has been subdued, partly due to high construction costs. As a result, commercial real estate has entered the downturn with robust occupancy rates, a manageable supply of new space in the pipeline and in-place rents which, in many cases, are below prevailing market rents (thus giving some owners an opportunity to increase cash flows as leases expire and new rents are set). Given the collapse in new construction, exacerbated by lack of financing, fundamental supply is likely to remain in check, facilitating a rebound in pricing power when demand begins to recover.

The Group believes the Fund is well positioned to withstand a period of turmoil. Stock selection emphasizes companies with ample dividend coverage, reasonable leverage and high-quality tenants. The Fund’s global scope will allow the Group to uncover new opportunities as it focuses on stocks unduly penalized by the market turmoil, attractively valued stocks in markets less affected by the credit crisis and niche segments where demand dynamics are relatively insulated from the current demand slowdown.

4	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund’s prospectus, which contains this and other information, visit our website at www.alliancebernstein.com or call your financial advisor or AllianceBernstein Investments at
800-227-4618. You should read the prospectus carefully before you invest.

All fees and expenses related to the operation of the Fund have been deducted. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure

The unmanaged Financial Times Stock Exchange (FTSE) European Public Real Estate Association (EPRA) National Association of Real Estate Investment Trusts (NAREIT) Developed Real Estate (RE) Index, the unmanaged FTSE NAREIT Equity RE Index, the unmanaged Standard & Poor’s (S&P) 500 Stock Index and the unmanaged Morgan Stanley Capital International (MSCI) World Index do not reflect fees and expenses associated with the active management of a mutual fund portfolio. Prior to March 23, 2009, the FTSE EPRA/NAREIT Developed RE Index was named the FTSE/EPRA NAREIT Global Index. The revised name is concurrent with other changes within FTSE’s services and better reflects the underlying makeup of the index’s constituents. The FTSE NAREIT Equity RE Index is a market value-weighted index based upon the last closing price of the month for tax-qualified REITs listed on the NYSE, AMEX and the NASDAQ. The S&P 500 Stock Index is comprised of 500 US companies and is a common measure of the performance of the overall US stock market. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund. The MSCI World Index is a market capitalization-weighted index that measures the performance of stock markets in 23 developed countries.

The MSCI World Index values are calculated using net returns. Net returns approximate the minimum possible dividend reinvestment—the dividend is reinvested after deduction of withholding tax, applying the highest rate applicable to non-resident institutional individuals who do not benefit from double taxation treaties.

A Word About Risk

The Fund concentrates its investments in real estate-related investments and may therefore be subject to greater risks and volatility than a fund with a more diversified portfolio. While the Fund invests principally in the equity securities of real estate investment trusts, in order to achieve its investment objectives, the Fund may invest up to 20% of its total assets in mortgage-backed securities, which involve prepayment and credit risk. Prepayment risk is the risk that early payments of principal on some mortgage-related securities may occur during periods of falling mortgage interest rates and expose a fund to a lower rate of return upon reinvestment of principal. Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, will be unable or unwilling to

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	5

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

make timely payments of interest or principal, or to otherwise honor its obligations. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations. An investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general, including declines in the value of real estate, general and local economic conditions and interest rates. The Fund’s assets may be invested in foreign securities, which may magnify these fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. Investment in the Fund includes risks not associated with funds that invest exclusively in US issues. Because the Fund will invest in foreign currency-denominated securities, these fluctuations may be magnified by changes in foreign exchange rates. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the Fund’s prospectus.

(Historical Performance continued on next page)

6	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

THE FUND VS. ITS BENCHMARK PERIODS ENDED APRIL 30, 2009	Returns
	6 Months	12 Months
AllianceBernstein Global Real Estate Investment Fund II Class I	-12.46%	-48.57%

FTSE EPRA NAREIT Developed RE Index*	-11.87%	-50.99%

FTSE NAREIT Equity RE Index	-20.06%	-48.21%

MSCI World Index	-5.44%	-39.33%

S&P 500 Stock Index	-8.53%	-35.31%

* Formerly the FTSE/EPRA NAREIT Global Index.

See Historical Performance and Benchmark disclosures on pages 5-6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	7

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2009
Returns

Class I Shares
1 Year	-48.57%
5 Years	-0.02%
10 Years	5.30%

AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2009)

Class I Shares
1 Year	-53.08%
5 Years	-5.78%
10 Years	4.80%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratio as 0.63% for Class I. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratio shown above may differ from the expense ratios in the Financial Highlights section of this report since they are based on different time periods.

See Historical Performance disclosures on pages 5-6.

8	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Historical Performance

FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period*
Class I
Actual	$1,000	$875.37	$3.12
Hypothetical (5% return before expenses)	$1,000	$1,021.47	$3.36
*	Expenses are equal to the Fund’s annualized expense ratio of 0.67%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	9

Fund Expenses

PORTFOLIO SUMMARY

April 30, 2009 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $686.9

*	All data are as of April 30, 2009. The Fund’s industry and country breakdowns are expressed as a percentage of total investments and may vary over time.

Please Note: The industry classifications presented herein are based on industry categorization methodology of the Adviser. These industry classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific sector information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

10	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Portfolio Summary

TEN LARGEST HOLDINGS*

April 30, 2009 (unaudited)

Company	US $ Value	Net Assets
Unibail-Rodamco	$48,504,389	7.1%
Sun Hung Kai Properties Ltd.	37,025,250	5.4
Mitsui Fudosan Co., Ltd.	24,070,246	3.5
Westfield Group	22,991,301	3.4
Mitsubishi Estate Co., Ltd.	22,286,302	3.2
Lend Lease Corp. Ltd.	18,657,431	2.7
Klepierre	18,559,665	2.7
The Link REIT	17,386,391	2.5
NTT Urban Development Corp.	17,247,164	2.5
Henderson Land Development Co. Ltd.	16,605,824	2.4
	$243,333,963	35.4%

*	Long-Term investments.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	11

Ten Largest Holdings

PORTFOLIO OF INVESTMENTS

April 30, 2009 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.6%
Equity: Other – 48.7%
Diversified/Specialty – 43.4%
Alexandria Real Estate Equities, Inc.	73,900	$2,695,872
British Land Co. PLC	1,667,666	10,522,845
Canadian Real Estate Investment Trust	756,480	12,361,820
Dexus Property Group	20,537,856	10,861,523
Digital Realty Trust, Inc.	387,700	13,961,077
DuPont Fabros Technology, Inc.	302,065	2,564,532
Entertainment Properties Trust	221,697	5,123,418
Henderson Land Development Co. Ltd.	3,565,000	16,605,824
Kerry Properties Ltd.	3,158,146	9,315,140
Land Securities Group PLC	1,938,607	15,986,891
Lend Lease Corp. Ltd.	3,561,949	18,657,431
Mitsubishi Estate Co., Ltd.	1,705,000	22,286,302
Mitsui Fudosan Co., Ltd.	1,913,000	24,070,246
Morguard Real Estate Investment Trust	663,300	5,219,465
New World Development Co., Ltd.	9,820,275	12,869,332
Rayonier, Inc.	156,575	6,046,926
Sumitomo Realty & Development	277,000	3,322,700
Sun Hung Kai Properties Ltd.	3,586,000	37,025,250
Telecity Group PLC(a)	233,300	906,969
Unibail-Rodamco	325,259	48,504,389
Vornado Realty Trust	245,035	11,979,761
Wereldhave NV	103,400	7,093,976

		297,981,689

Health Care – 4.6%
HCP, Inc.	336,044	7,376,166
Health Care REIT, Inc.	106,062	3,613,532
Nationwide Health Properties, Inc.	139,650	3,447,959
Omega Healthcare Investors, Inc.	110,500	1,737,060
Ventas, Inc.	543,839	15,575,549

		31,750,266

Triple Net – 0.7%
Macquarie Infrastructure Group	1,155,000	1,131,764
National Retail Properties, Inc.	188,728	3,348,034

		4,479,798

		334,211,753

Retail – 23.4%
Regional Mall – 7.6%
Multiplan Empreendimentos Imobiliarios SA(a)	1,220,800	9,508,961
Simon Property Group, Inc.	278,235	14,356,926
Taubman Centers, Inc.	209,571	4,991,981
Westfield Group	2,945,447	22,991,301

		51,849,169

12	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Portfolio of Investments

Company	Shares	U.S. $ Value

Shopping Center/Other Retail – 15.8%
CapitaMall Trust	8,908,500	$7,454,570
Citycon Oyj	1,731,398	3,895,327
Corio NV	171,600	7,616,208
Developers Diversified Realty Corp.	12,100	49,973
Eurocommercial Properties NV	253,800	7,479,849
Federal Realty Investment Trust	63,500	3,505,200
First Capital Realty, Inc.	278,000	3,529,456
Klepierre	834,840	18,559,665
The Link REIT	8,932,000	17,386,391
Macquarie CountryWide Trust	4,211,577	957,425
Mercialys SA	121,145	3,720,171
Primaris Retail Real Estate Investment Trust	584,479	5,113,518
Regency Centers Corp.	208,900	7,823,305
RioCan Real Estate Investment Trust (Toronto)	569,276	6,526,184
Tanger Factory Outlet Centers	249,346	8,308,209
Weingarten Realty Investors	441,250	6,857,025

		108,782,476

		160,631,645

Office – 13.6%
Office – 13.6%
Brandywine Realty Trust	611,900	3,787,661
Brookfield Properties Corp. (New York)	694,940	5,191,202
Cominar Real Estate Investment Trust	614,381	6,832,176
Corporate Office Properties Trust	382,550	11,690,728
Douglas Emmett, Inc.	525,500	5,029,035
Duke Realty Corp.	370,700	3,621,739
Dundee Real Estate Investment Trust	139,400	1,565,373
Highwoods Properties, Inc.	145,800	3,497,742
Hufvudstaden AB – Class A	609,613	3,640,797
ING Office Fund	7,018,800	2,217,724
Japan Real Estate Investment Corp. – Class A	1,177	8,327,669
Mack-Cali Realty Corp.	262,800	7,058,808
Nippon Building Fund, Inc. – Class A	830	6,743,515
Nomura Real Estate Office Fund, Inc. – Class A	1,342	6,953,536
NTT Urban Development Corp.	21,275	17,247,164

		93,404,869

Residential – 6.6%
Manufactured Homes – 0.6%
Equity Lifestyle Properties, Inc.	98,200	3,895,594

Multi-Family – 5.2%
Boardwalk Real Estate Investment Trust	9,414	215,765
Camden Property Trust	84,300	2,287,059
China Overseas Land & Investment Ltd.	6,264,000	10,862,245
China Vanke Co. Ltd. – Class B	3,055,500	3,214,806
Equity Residential	182,746	4,183,056

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	13

Portfolio of Investments

Company	Shares	U.S. $ Value

Essex Property Trust, Inc.	37,214	$2,362,717
Home Properties, Inc.	167,113	6,089,598
Mid-America Apartment Communities, Inc.	181,600	6,717,384

		35,932,630

Self Storage – 0.8%
Extra Space Storage, Inc.	244,600	1,739,106
Public Storage	56,800	3,797,648

		5,536,754

		45,364,978

Lodging – 2.6%
Lodging – 2.6%
DiamondRock Hospitality Co.	917,769	5,956,321
Fonciere Des Murs	176,644	1,723,198
Host Hotels & Resorts, Inc.	637,815	4,904,797
LaSalle Hotel Properties	130,200	1,557,192
Sunstone Hotel Investors, Inc.	755,673	3,997,510

		18,139,018

Industrials – 1.7%
Industrial Warehouse Distribution – 1.7%
Ascendas Real Estate Investment Trust	11,969,000	10,752,665
First Potomac Realty Trust	14,700	143,913
ProLogis	93,963	856,003

		11,752,581

Total Common Stocks (cost $1,030,941,337)		663,504,844

SHORT-TERM INVESTMENTS – 1.6%
Investment Companies – 1.6%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio(b) (cost $11,043,900)	11,043,900	11,043,900

Total Investments – 98.2% (cost $1,041,985,237)		674,548,744
Other assets less liabilities – 1.8%		12,315,908

Net Assets – 100.0%		$686,864,652

14	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Portfolio of Investments

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at April 30, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 5/05/09	2,950	$2,094,205	$2,143,766	$49,561
Australian Dollar settling 6/15/09	24,543	15,809,373	17,786,579	1,977,206
Euro settling 6/15/09	5,868	7,804,498	7,762,729	(41,769)
Japanese Yen settling 6/15/09	2,207,676	22,515,818	22,398,158	(117,660)
New Zealand Dollar settling 6/15/09	31,498	15,816,721	17,773,565	1,956,844
Norwegian Krone settling 6/15/09	100,129	14,314,367	15,226,407	912,040
Norwegian Krone settling 6/15/09	19,546	2,937,702	2,972,319	34,617
Swedish Krona settling 6/15/09	20,654	2,327,998	2,567,473	239,475
Swedish Krona settling 6/15/09	38,890	4,496,734	4,834,369	337,635

Sale Contracts:
British Pound settling 6/15/09	2,721	3,779,551	4,025,199	(245,648)
British Pound settling 6/15/09	3,170	4,541,944	4,689,408	(147,464)
British Pound settling 8/17/09	4,800	7,134,240	7,101,332	32,908
Canadian Dollar settling 6/15/09	48,255	37,844,091	40,446,514	(2,602,423)
Canadian Dollar settling 8/17/09	7,136	5,889,635	5,984,590	(94,955)
Euro settling 6/15/09	12,785	16,163,436	16,913,172	(749,736)
Euro settling 6/15/09	18,900	24,180,660	25,002,656	(821,996)
Hong Kong Dollar settling 6/15/09	132,445	17,085,709	17,095,123	(9,414)
Japanese Yen settling 5/08/09	225,000	2,289,377	2,281,516	7,861
Singapore Dollar settling 5/05/09	2,300	1,551,642	1,553,529	(1,887)
Singapore Dollar settling 5/06/09	2,400	1,624,365	1,621,068	3,297
Swedish Krona settling 6/15/09	59,544	7,139,140	7,401,842	(262,702)

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund.

Glossary:

REIT – Real Estate Investment Trust

See notes to financial statements.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	15

Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

April 30, 2009 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,030,941,337)	$663,504,844
Affiliated issuers (cost $11,043,900)	11,043,900
Foreign currencies, at value (cost $6,601,573)	6,678,693
Receivable for investment securities sold	10,357,387
Unrealized appreciation of forward currency exchange contracts	5,551,444
Dividends receivable	3,843,180
Receivable for capital stock sold	612,974

Total assets	701,592,422

Liabilities
Payable for investment securities purchased and foreign currency transactions	8,499,083
Unrealized depreciation of forward currency exchange contracts	5,095,654
Payable for capital stock redeemed	608,204
Advisory fee payable	302,283
Administrative fee payable	41,330
Transfer Agent fee payable	1,345
Accrued expenses	179,871

Total liabilities	14,727,770

Net Assets	$686,864,652

Composition of Net Assets
Capital stock, at par	$120,188
Additional paid-in capital	1,453,784,435
Undistributed net investment income	11,075,442
Accumulated net realized loss on investment and foreign currency transactions	(411,173,546)
Net unrealized depreciation on investments and foreign currency denominated assets and liabilities	(366,941,867)

$686,864,652

Class I Net Asset Value Per Share—3 billion shares of capital stock authorized, $.001 par value (based on 120,187,682 capital shares outstanding)	$5.71

See notes to financial statements.

16	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2009 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $1,544,319)	$23,970,312
Affiliated issuers	67,354
Interest	3,125	$24,040,791

Expenses
Advisory fee (see Note B)	1,905,803
Custodian	234,923
Administrative	51,580
Audit	35,624
Directors’ fees	24,850
Legal	24,543
Registration fees	16,287
Printing	13,372
Transfer agency	11,629
Miscellaneous	18,007

Total expenses		2,336,618

Net investment income		21,704,173

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized loss on:
Investment transactions		(278,749,612)
Foreign currency transactions		(4,327,425)
Net change in unrealized appreciation/depreciation of:
Investments		142,228,286
Foreign currency denominated assets and liabilities		2,634,220

Net loss on investment and foreign currency transactions		(138,214,531)

Net Decrease in Net Assets from Operations		$(116,510,358)

See notes to financial statements.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	17

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2009 (unaudited)		Year Ended October 31, 2008
Increase (Decrease) in Net Assets from Operations
Net investment income	$21,704,173		$33,163,268
Net realized loss on investment and foreign currency transactions	(283,077,037)		(123,261,094)
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	144,862,506		(699,231,353)

Net decrease in net assets from operations	(116,510,358)		(789,329,179)
Dividends and Distributions to Shareholders from
Net investment income	(12,236,506)		(48,619,033)
Tax return of capital	– 0	–	(26,942,098)
Net realized gain on investment transactions	– 0	–	(307,387,060)
Capital Stock Transactions
Net increase (decrease)	(20,138,613)		467,441,277

Total decrease	(148,885,477)		(704,836,093)
Net Assets
Beginning of period	835,750,129		1,540,586,222

End of period (including undistributed net investment income of $11,075,442 and $1,607,775, respectively)	$686,864,652		$835,750,129

See notes to financial statements.

18	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

April 30, 2009 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Institutional Funds, Inc. (the “Company”), was organized as a Maryland corporation on October 3, 1997 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end series investment company. The Company is comprised of one fund, AllianceBernstein Global Real Estate Investment Fund II (the “Fund”). The Fund offers Class I shares. Sales are made without a sales charge, at the Fund’s net asset value per share. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market (“OTC”) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	19

Notes to Financial Statements

broker/dealer quotes are obtained, AllianceBernstein L.P. (the “Adviser”) may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Investments in money market funds are valued at their net asset value each day.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time (see Note A.2).

2. Fair Value Measurements

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

20	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Notes to Financial Statements

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2009:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$273,643,937		$	– 0	–
Level 2	400,904,808	+		455,790
Level 3	– 0	–		– 0	–

Total	$674,548,744			$455,790

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	21

Notes to Financial Statements

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with FASB Interpretation No. 48, “Accounting for Uncertainties in Income Taxes” (“FIN 48”), management has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pay the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion of the Fund’s daily net assets. The fee is accrued daily and paid monthly.

The Adviser had agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 1.20% of average daily net assets (the “Expense Cap”). For the six months ended April 30, 2009, there was no such reimbursement. The Expense Cap expired on January 1, 2009.

22	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Notes to Financial Statements

Pursuant to the investment advisory agreement, the Fund paid $51,580 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended April 30, 2009.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $9,000 for the six months ended April 30, 2009.

The Fund may invest in the AllianceBernstein Fixed-Income Shares, Inc.—Government STIF Portfolio, an open-end management investment company managed by the Adviser. The Government STIF Portfolio is offered as a cash management option to mutual funds and other institutional accounts of the Adviser, and is not available for direct purchase by members of the public. The Government STIF Portfolio pays no investment management fees but does bear its own expenses. A summary of the Fund’s transactions in shares of the Government STIF Portfolio for the six months ended April 30, 2009 is as follows:

Market Value October 31, 2008 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Dividend Income (000)	Market Value April 30, 2009 (000)
$6,493	$159,584	$155,033	$67	$11,044

Brokerage commissions paid on investment transactions for the six months ended April 30, 2009 amounted to $424,883, of which $0 and $1,472, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2009 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$217,172,817		$237,061,741
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$11,109,145
Gross unrealized depreciation	(378,545,638)

Net unrealized depreciation	$(367,436,493)

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	23

Notes to Financial Statements

1. Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or to hedge certain firm purchase and sales commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund.

The Fund’s custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund’s commitments under forward currency exchange contracts entered into with respect to position hedges. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE D

Securities Lending

The Fund has entered into a securities lending agreement with AG Edwards & Sons, Inc. (the “Lending Agent”). Under the terms of the agreement, the Lending Agent, on behalf of the Fund, administers the lending of portfolio securities to certain broker-dealers. In return, the Fund receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash

24	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Notes to Financial Statements

received as collateral. The Fund also continues to receive dividends or interest on the securities loaned. Under the terms of the securities lending agreement, security voting rights pass to the borrower, although the Fund can at will terminate a loan and regain the right to vote upon receipt of the security. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Fund. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. government securities. The Lending Agent may invest the cash collateral received in accordance with the investment restrictions of the Fund in one or more of the following investments: U.S. government or U.S. government agency obligations, bank obligations, corporate debt obligations, asset-backed securities, investment funds, structured products, repurchase agreements and an eligible money market fund. The Lending Agent will indemnify the Fund for any loss resulting from a borrower’s failure to return a loaned security when due. During the six months ended April 30, 2009, the Fund did not engage in securities lending.

NOTE E

Capital Stock

Transactions in capital shares were as follows:

	Shares		Amount
	Six Months Ended April 30, 2009 (unaudited)	Year Ended October 31, 2008	Six Months Ended April 30, 2009 (unaudited)	Year Ended October 31, 2008

Class I
Shares sold	25,015,806	44,122,090	$135,120,113	$486,954,045

Shares issued in reinvestment of dividends and distributions	451,596	12,104,278	2,388,438	135,806,504

Shares redeemed	(31,104,155)	(15,865,169)	(157,647,164)	(155,319,272)

Net increase (decrease)	(5,636,753)	40,361,199	$(20,138,613)	$467,441,277

NOTE F

Risks Involved in Investing in the Fund

Foreign Securities Risk—Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign currency exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies or of the U.S. government.

Currency Risk—This is the risk that changes in foreign currency exchange rates may negatively affect the value of the Fund’s investments or reduce the returns

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	25

Notes to Financial Statements

of the Fund. For example, the value of the Fund’s investments in foreign currency-denominated securities or currencies may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar). Currency markets are generally not as regulated as securities markets. Independent of the Fund’s investments denominated in foreign currencies, the Fund’s positions in various foreign currencies may cause the Fund to experience investment losses due to the changes in exchange rates and interest rates.

Derivatives Risk—The Fund may invest in derivatives such as forwards, options, futures and swaps. These investments may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments.

Concentration of Risk—Although the Fund does not invest directly in real estate, it invests primarily in Real Estate Equity Securities and has a policy of concentration of its investments in the real estate industry. Therefore, an investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. To the extent that assets underlying the Fund’s investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to additional risks.

In addition, investing in Real Estate Investment Trusts (“REITs”) involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act. REITs (especially mortgage REITs) also are subject to interest rate risks.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $250 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 2009.

26	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Notes to Financial Statements

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending October 31, 2009 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended October 31, 2008 and October 31, 2007 were as follows:

	2008	2007
Distributions paid from:
Ordinary income	$46,849,105	$32,698,604

Total taxable distributions	46,849,105	32,698,604
Long-term capital gains	309,156,988	69,030,148
Tax return of capital	26,942,098	– 0	–

Total distributions paid	$382,948,191	$101,728,752

As of October 31, 2008, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Capital accumulated and other losses	$(112,257,800	)(a)
Unrealized appreciation/(depreciation)	(526,035,312	)(b)

Total accumulated earnings/(deficit)	$(638,293,112)

(a)

On October 31, 2008, the Fund had a net capital loss carryforward of $112,257,800 that expires in the year 2016. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the tax treatment of Passive Foreign Investment companies, and the realization for tax purposes of gains/losses on certain derivative instruments.

NOTE I

Legal Proceedings

On October 2, 2003, a purported class action complaint entitled Hindo, et al. v. AllianceBernstein Growth & Income Fund, et al. (“Hindo Complaint”) was filed against the Adviser, Alliance Capital Management Holding L.P. (“Alliance Holding”), Alliance Capital Management Corporation, AXA Financial, Inc., the AllianceBernstein Funds, certain officers of the Adviser (“AllianceBernstein defendants”), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Funds. The Hindo Complaint alleges that certain of the AllianceBernstein defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in “late trading” and “market timing” of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	27

Notes to Financial Statements

Following October 2, 2003, 43 additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various federal and state courts against the Adviser and certain other defendants. On September 29, 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of Alliance Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of the Adviser. All four complaints include substantially identical factual allegations, which appear to be based in large part on the Order of the SEC dated December 18, 2003 as amended and restated January 15, 2004 (“SEC Order”) and the New York State Attorney General Assurance of Discontinuance dated September 1, 2004 (“NYAG Order”).

On April 21, 2006, the Adviser and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount ($30 million), which the Adviser previously accrued and disclosed, has been disbursed. The derivative claims brought on behalf of Alliance Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the AllianceBernstein Mutual Funds’ shares or other adverse consequences to the AllianceBernstein Mutual Funds. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the AllianceBernstein Mutual Funds.

NOTE J

Recent Accounting Pronouncement

On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and believes the adoption of FAS 161 will have no material impact on the Fund’s financial statements.

28	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Six Months Ended April 30, 2009 (unaudited)	Year Ended October 31,
2008	2007	2006	2005	2004

Net asset value, beginning of period	$6.64	$18.03	$18.27	$14.33	$12.54	$9.79

Income From Investment Operations
Net investment income(a)	.17	.28	.34	.24	.31	.27	(b)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.00)	(7.33)	.94	4.97	1.86	2.90

Net increase (decrease) in net asset value from operations	(.83)	(7.05)	1.28	5.21	2.17	3.17

Less: Dividends and Distributions
Dividends from net investment income	(.10)	(.56)	(.25)	(.31)	(.26)	(.42)
Tax return of capital	– 0	–	(.23)	– 0	–	– 0	–	– 0	–	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(3.55)	(1.27)	(.96)	(.12)	– 0	–

Total dividends and distributions	(.10)	(4.34)	(1.52)	(1.27)	(.38)	(.42)

Net asset value, end of period	$5.71	$6.64	$18.03	$18.27	$14.33	$12.54

Total Return
Total investment return based on net asset value(c)	(12.46)%	(48.70)%	7.54%	38.85%	17.45%	32.98%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$686,865	$835,750	$1,540,586	$1,187,033	$771,021	$593,787
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.67	%(d)	.63%	.62%	.62	%(e)	.65%	.70%
Expenses, before waivers/reimbursements	.67	%(d)	.63%	.62%	.62	%(e)	.65%	.94%
Net investment income	6.26	%(d)	2.62%	1.92%	1.54	%(e)	2.27%	2.48	%(b)
Portfolio turnover rate	31%	62%	98%	41%	46%	22%

(a)	Based on average shares outstanding.

(b)	Net of fees waived by the Adviser.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	The ratio includes expenses attributable to costs of proxy solicitation.

See notes to financial statements.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	29

Financial Highlights

BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman

John H. Dobkin(1)

Michael J. Downey(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Garry L. Moody(1)

Marshall C. Turner, Jr.(1)

Earl D. Weiner(1)

OFFICERS

Robert M. Keith, President and Chief Executive Officer

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Teresa Marziano(2), Senior Vice President

Joseph G. Paul(2), Senior Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Phyllis J. Clarke, Controller

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Custodian and Accounting Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, NY 10004

Transfer Agent

AllianceBernstein Investor
Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee. Mr. Foulk is the sole member of the Fair Value Pricing Committee.

(2)	The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Global REIT Senior Investment Management Team. Mr. Joseph G. Paul and Ms. Teresa Marziano are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

30	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Board of Directors

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS.

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and the Alliance Bernstein Institutional Funds, Inc. (“the Company”) in respect of AllianceBernstein Global Real Estate Investment Fund II (the “Fund”).2 The evaluation of the Investment Advisory Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Fund, for the Directors of the Fund, as required by a September 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Directors of the Fund to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Fund which was provided to the Directors in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement. The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Fund grows larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Fund.

FUND ADVISORY FEES, NET ASSETS & EXPENSE RATIOS

The Adviser proposed that the Fund pay the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement. The fee schedule below, implemented in January 2004 in consideration of the Adviser’s settlement with the NYAG in December 2003, is

1	It should be noted that the information in the fee summary was completed on April 23, 2009 and presented to the Board of Directors on May 5-7, 2009.

2	On March 1, 2007, the Fund, previously known as “Real Estate Investment Institutional Fund,” began pursuing global investment strategies, and accordingly, the series was renamed “Global Real Estate Investment Fund II.” Future references to the Fund do not include “AllianceBernstein.” References in the fee summary pertaining to performance and expense ratio rankings refer to the Class I shares of the Fund.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	31

based on a master schedule that contemplates eight categories of funds with almost all funds in each category having the same advisory fee schedule.3

Category	Advisory Fee Based on % of Average Daily Net Assets[4]	Net Assets 02/28/09 ($MIL)	Fund
Value	55 bp on 1st $2.5 billion 45 bp on next $2.5 billion 40 bp on the balance	$589.3	Global Real Estate Investment Fund II

The Adviser is reimbursed as specified in the Investment Advisory Agreement for certain clerical, legal, accounting, administrative and other services provided to the Fund. During the Fund’s most recently completed fiscal year, the Adviser received $102,797 (0.01% of the Fund’s average daily net assets) for such services.

Set forth below are the Fund’s total expense ratio for the most recently completed fiscal year:

Fund	Total Expense Ratio[5]		Fiscal Year End
Global Real Estate Investment Fund, Inc., II	Class I	0.63%	October 31

I.	MANAGEMENT FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Fund that are not provided to non-investment company clients and sub-advised investment companies include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes–Oxley Act of 2002, and coordinating with and monitoring the Fund’s third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Fund are more costly than those for institutional assets due to the greater complexities and time required for investment companies, although as previously noted, a portion of these expenses are reimbursed by the Fund to the Adviser. Also, retail mutual funds managed by the Adviser are widely held. Servicing the Fund’s investors is more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial

3	Most of the AllianceBernstein Mutual Funds, which the Adviser manages, were affected by the Adviser’s settlement with the NYAG.

4	The advisory fee is based on a percentage of the Fund’s net assets and is paid on a monthly basis.

5	Annualized.

32	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund since establishing a new mutual fund requires a large upfront investment and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an investment company may be more difficult than managing that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different and legal and reputational risks are greater, it is worth considering information regarding the advisory fees charged to institutional accounts with a similar investment style as the Fund.6 In addition to the AllianceBernstein Institutional fee schedule, set forth below is what would have been the effective advisory fee of the Fund had the AllianceBernstein Institutional fee schedule been applicable to the Fund versus the Fund’s advisory fee based on February 28, 2009 net assets:

Fund	Net Assets 02/28/09 ($MIL)	AllianceBernstein (“AB”) Institutional (“Inst.”) Fee Schedule	Effective AB Inst. Adv. Fee	Fund Advisory Fee
Global Real Estate Invest Fund, Inc., II7	$589.3	U.S. REIT Strategy 70 bp on 1st $25 million 60 bp on next $25 million 50 bp on next $25 million Negotiable on the balance Minimum account size: $25m	0.513%[8]	0.550%

The adviser also manages the AllianceBernstein Variable Products Series Fund, Inc. (“AVPS”), which is available through variable annuity and variable life

6	The Adviser has indicated that with respect to institutional accounts with assets greater than $75 million, it will negotiate a fee schedule. Discounts that are negotiated vary based upon each client relationship.

7	The Fund’s investment guidelines are not as restrictive as that of the institutional strategy. The Fund may invest in equity securities of non-U.S. real estate investment trusts (“REITS”) and other non-U.S. real estate industry companies in contrast to the institutional strategy, which invest primarily in equities of U.S. REITS and other U.S. real estate industry companies.

8	Assumes 50 bp on the balance

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	33

contracts offered by other financial institutions and offers policyholders the option to utilize certain AVPS portfolios as the investment option underlying their insurance contracts. Set forth below is the fee schedule of the AVPS portfolio that has a somewhat similar investment style as the Fund.9 Also shown is what would have been the effective advisory fee of the Fund had the AVPS fee schedule been applicable to the Fund:

Fund	AVPS Portfolio	Fee Schedule	Effective AVPS Adv. Fee	Fund Advisory Fee
Global Real Estate Investment Fund, Inc., II10	Real Estate Investment Portfolio	0.55% on first $2.5 billion 0.45% on next $2.5 billion 0.40% on the balance	0.550%	0.550%

The Adviser also manages and sponsors retail mutual funds, which are organized in jurisdictions outside the United States, generally Luxembourg and Japan, and sold to non-United States resident investors. The Adviser charges the fees set forth for Global Real Estate Securities Portfolio, which is a Luxembourg fund that has a similar investment style as the Fund. It should be noted that Class A shares of the funds are charged an “all-in” fee, which covers investment advisory services and distribution related services, unlike Class I shares, whose fee is for investment advisory services only.

Fund	Fee
Global Real Estate Securities Portfolio
Class A	1.75%
Class I (Institutional)	0.95%

The Adviser represented that it does not sub-advise any registered investment company with a substantially similar investment style as the Fund.

II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Lipper, Inc. (“Lipper”), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Fund with fees charged to other investment companies for similar services offered by other investment advisers. Lipper’s analysis included the Fund’s ranking with respect to the proposed

9	It should be noted that the AVPS portfolio was also affected by the settlement between the Adviser and the NYAG. As a result, the Fund has the same breakpoints in its advisory fee schedule as the AVPS portfolio.

10	It should be noted that the Fund’s investment guidelines are not as restrictive as that of the AVPS portfolio. The Fund may invest in equity securities of non-U.S. REITS and other non-U.S. real estate industry companies in contrast to the AVPS portfolio, which invests primarily in equities of U.S. REITS and other U.S. real estate industry companies.

34	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

management fee relative to the median of the Fund’s Lipper Expense Group (“EG”)11 at the approximate current asset level of the Fund.12

Lipper describes an EG as a representative sample of comparable funds. Lipper’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, expense components and attributes. An EG will typically consist of seven to twenty funds.

Fund	Contractual Management Fee[13]	Lipper Exp. Group Median (%)	Rank
Global Real Estate Investment Fund, Inc., II	0.550	0.820	1/8

Lipper also analyzed the Fund’s most recently completed fiscal year total expense ratio in comparison to the Fund’s EG and Lipper Expense Universe (“EU”). The EU14 is a broader group compared to the EG, consisting of all funds that have the same investment classification/objective and load type as the subject Fund. It should be noted that Lipper uses expense ratio data from financial statements of the most current fiscal year in their database. This has several implications: the total expense ratio of each fund that Lipper uses in their report is based on each fund’s average net assets during its fiscal year. Since funds have different fiscal year ends, the total expense ratios of the funds may cover different twelve month periods, depending on the funds’ fiscal year ends. This is the process that Lipper utilizes but given market conditions during 2008, especially the last three months of 2008, the effects on the funds’ total expense ratio

11	It should be noted that Lipper does not consider average account size when constructing EGs. Funds with relatively small average account sizes tend to have higher transfer agent expense ratio than comparable sized funds that have relatively large average account sizes. Note that there are limitations on Lipper expense category data because different funds categorize expenses differently.

12	The contractual management fee is calculated by Lipper using the Fund’s contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Fund, rounded up to the next $25 million. Lipper’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” would mean that the Fund had the lowest effective fee rate in the Lipper peer group.

13	The contractual management fee does not reflect any expense reimbursements made by the Fund to the Adviser for certain clerical, legal, accounting, administrative and other services. In addition, the contractual management fee would not reflect any advisory fee waivers or expense reimbursements for expense caps that would effectively reduce the actual management fee.

14	Except for asset (size) comparability, Lipper uses the same criteria for selecting an EG when selecting an EU. Unlike the EG, the EU allows for the same adviser to be represented by more than just one fund.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	35

caused by the differences in fiscal year ends may be more pronounced in 2008 compared to other years under more normal market conditions.15

Fund	Expense Ratio (%)[16]	Lipper Exp. Group Median (%)	Lipper Group Rank	Lipper Exp. Universe Median (%)	Lipper Universe Rank
Global Real Estate Investment Fund, Inc., II	0.634	1.027	1/8	1.044	1/16

Based on this analysis, the Fund has an equally favorable ranking between the expense ratio basis and the management fee basis.

III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE MANAGEMENT FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Fund. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems. See Section IV for additional discussion.

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Fund’s profitability information, prepared by the Adviser for the Board of Directors, was reviewed by the Senior Officer and the consultant. The Adviser’s profitability from providing investment advisory services to the Fund decreased during calendar year 2008, relative to 2007.

In addition to the Adviser’s direct profits from managing the Fund, certain of the Adviser’s affiliates have business relationships with the Fund and may earn a profit from providing other services to the Fund. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Fund and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship provided the affiliates’ charges and services are competitive and the relationship otherwise complies with the 40 Act restrictions. These affiliates provide transfer agent, distribution and brokerage related services to the Fund and receive transfer agent fees, Rule 12b-1 payments, and brokerage commissions. In addition, the Adviser benefits from soft dollar arrangements which offset expenses the Adviser would otherwise incur.

15	To cite an example, the average net assets and total expense ratio of a fund with a fiscal year end of March 31, 2008 will not be reflective of the market declines that occurred in the second half of 2008, in contrast to a fund with a fiscal year end of December 31, 2008.

16	Most recently completed fiscal year end Class I total expense ratio.

36	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

AllianceBernstein Investments, Inc. (“ABI”), an affiliate of the Adviser, is the Fund’s principal underwriter. ABI and the Adviser have disclosed in the Fund’s prospectus that they may make revenue sharing payments from their own resources, in addition to resources derived from Rule 12b-1 fees, to firms that sell shares of the Fund. In 2008, ABI paid approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $21 million for distribution services and educational support (revenue sharing payments). AllianceBernstein Investor Services, Inc. (“ABIS”), the affiliated transfer agent for the Fund, charges a flat fee of $18,000 for each share class in the Fund. During the Fund’s most recently completed fiscal year, ABIS received $18,000 in fees from the Fund.17

The Fund effected brokerage transactions through the Adviser’s affiliate, Sanford C. Bernstein & Co., LLC (“SCB & Co.”) and/or its U.K. affiliate, Sanford C. Bernstein Limited (“SCB Ltd.”), collectively “SCB,” and paid commissions for such transactions. The Adviser represented that SCB’s profitability from business conducted with the Fund is comparable to the profitability of SCB’s dealings with other similar third party clients. In the ordinary course of business, SCB receives and pays liquidity rebates from electronic communications networks (“ECNs”) derived from trading for its clients, including the Fund. These credits and charges are not being passed onto any SCB client. The Adviser also receives certain soft dollar benefits from brokers that execute agency trades for its clients. These soft dollar benefits reduce the Adviser’s cost of doing business and increase its profitability.

V.	POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through fee structures,18 subsidies and enhancement to services. Based on some of the professional literature that has considered economies of scale in the mutual fund industry, it is thought that to the extent economies of scale exist, they may more often exist across a fund family as opposed to a specific fund. This is because the costs incurred by the Adviser, such as investment research or technology for trading or compliance systems can be spread across a greater asset base as the fund family increases in size. It is also possible that as the level of services required to operate a successful investment company has increased over time, and advisory firms make such investments in their business to provide services, there may be a sharing of economies of scale without a reduction in advisory fees.

17	The fees disclosed are net of any expense offsets with ABIS. An expense offset is created by the interest earned on the positive cash balance that occurs within the transfer agent account as there is a one day lag with regards to money movement from the shareholder’s account to the transfer agent’s account and then the transfer agent’s account to the Fund’s account. During the Fund’s most recently completed fiscal year, the fees paid by the Fund to ABIS were reduced by $11,392 under the offset agreement between the Fund and ABIS.

18	Fee structures include fee reductions, pricing at scale and breakpoints in advisory fee schedules.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	37

An independent consultant, retained by the Senior Officer, provided the Board of Directors an update of the Deli19 study on advisory fees and various fund characteristics. The independent consultant first reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Directors.20 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund AUM, family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AllianceBernstein Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets.

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES, INCLUDING THE PERFORMANCE OF THE FUND

With assets under management of approximately $411 billion as of March 31, 2009, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Fund.

The information prepared by Lipper shows the 1, 3, 5 and 10 year performance rankings of the Fund21 relative to its Lipper Performance Group (“PG”) and Lipper Performance Universe (“PU”)22 for the periods ended January 31, 2009.23

	Fund Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
1 year	-50.13	-50.54	-50.74	3/8	6/22
3 year	-17.72	-15.64	-17.34	5/5	5/8
5 year	-2.62	-1.82	-2.93	2/2	2/4
10 year	5.33	6.48	5.97	2/2	4/4

19	The Deli study was originally published in 2002 based on 1997 data.

20	The two dimensional analysis showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

21	The performance rankings are for the Class I shares of the Fund. It should be noted that the performance returns of the Fund shown were provided by the Adviser. Lipper maintains its own database that includes the Fund’s performance returns. Rounding differences may cause the Adviser’s Fund returns to be one or two basis points different from Lipper’s own Fund returns. To maintain consistency, the performance returns of the Fund, as reported by the Adviser, are provided instead of Lipper.

22	The Fund’s PG is identical to the Fund’s EG. The Fund’s PU is not identical to the Fund’s EU as the criteria for including or excluding a fund in a PU is somewhat different from that of an EU.

23	Note that the current Lipper investment classification/objective dictates the PG and PU throughout the life of the fund even if a fund had a different investment classification/objective at a different point in time.

38	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Set forth below are the 1, 3, 5, 10 year and since inception performance returns of the Fund (in bold)24 versus its benchmark.25

	Periods Ending January 31, 2009 Annualized Performance
	1 Year (%)	3 Year (%)	5 Year (%)	10 Year (%)	Since Inception (%)
Global Real Estate Investment Fund II	-50.13	-17.72	-2.62	5.33	2.69
FTSE EPRA NAREIT Global Index	-52.42	-17.29	-1.69	5.46	3.41
FTSE NAREIT Equity REIT Index	-47.97	-18.25	-3.67	5.62	3.05
Inception Date: December 9, 1997

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed advisory fee for the Fund is reasonable and within the range of what would have been negotiated at arm’s-length in light of all the surrounding circumstances. This conclusion in respect of the Fund is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: May 29, 2009

24	The performance returns shown in the table are for the Class I shares of the Fund.

25	The Adviser provided Fund and benchmark performance return information for periods through January 31, 2009.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	39

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

ALLIANCEBERNSTEIN FAMILY OF FUNDS

Wealth Strategies Funds

Balanced Wealth Strategy

Wealth Appreciation Strategy

Wealth Preservation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

Tax-Managed Wealth Preservation Strategy

Blended Style Funds

U.S. Large Cap Portfolio

International Portfolio

Tax-Managed International Portfolio

Growth Funds

Domestic

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

Small/Mid Cap Growth Fund*

Global & International

Global Growth Fund*

Global Thematic Growth Fund*

Greater China ‘97 Fund

International Growth Fund

Value Funds

Domestic

Balanced Shares

Focused Growth & Income Fund

Growth & Income Fund

Small/Mid Cap Value Fund

Utility Income Fund

Value Fund

Global & International

Global Real Estate Investment Fund

Global Value Fund

International Value Fund

Taxable Bond Funds

Diversified Yield Fund

Global Bond Fund

High Income Fund

Intermediate Bond Portfolio

Short Duration Portfolio

Municipal Bond Funds

National National II* Arizona California Florida Massachusetts Michigan	Minnesota New Jersey New York Ohio Pennsylvania Virginia

Intermediate Municipal Bond Funds

Intermediate California

Intermediate Diversified

Intermediate New York

Closed-End Funds

AllianceBernstein Global High Income Fund

AllianceBernstein Income Fund

AllianceBernstein National Municipal Income Fund

ACM Managed Dollar Income Fund

Alliance California Municipal Income Fund

Alliance New York Municipal Income Fund

The Spain Fund

Retirement Strategies Funds

2000 Retirement Strategy	2020 Retirement Strategy	2040 Retirement Strategy
2005 Retirement Strategy	2025 Retirement Strategy	2045 Retirement Strategy
2010 Retirement Strategy	2030 Retirement Strategy	2050 Retirement Strategy
2015 Retirement Strategy	2035 Retirement Strategy	2055 Retirement Strategy

We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

You should consider the investment objectives, risks, charges and expenses of any AllianceBernstein fund/portfolio carefully before investing. For free copies of our prospectuses, which contain this and other information, visit us online at www.alliancebernstein.com or contact your financial advisor. Please read the prospectus carefully before investing.

*	Prior to November 3, 2008, Small/Mid Cap Growth Fund was named Mid-Cap Growth Fund, Global Growth Fund was named Global Research Growth Fund, and Global Thematic Growth Fund was named Global Technology Fund. Prior to December 1, 2008, National II was named Insured National.

**	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

40	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

AllianceBernstein Family of Funds

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

IREIT-0152-0409

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE

INVESTMENT FUND II

SEMI-ANNUAL  REPORT

APRIL 30, 2009

A unit of AllianceBernstein L.P.

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund’s prospectus, which contains this and other information, visit our web site at www.bernstein.com or call your financial advisor. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.bernstein.com.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein’s web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission’s (the “Commission”) web site at www.sec.gov, or call Bernstein at (212) 756-4097.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s web site at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Bernstein Global Wealth Management is a unit of AllianceBernstein L.P.

AllianceBernstein Investments, Inc., the principal underwriter of the AllianceBernstein mutual funds and an affiliate of AllianceBernstein L.P., the manager of the AllianceBernstein funds, is a member of FINRA.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

June 11, 2009

Semi-Annual Report

This report provides management’s discussion of fund performance for AllianceBernstein Global Real Estate Investment Fund II (the “Fund”) for the semi-annual reporting period ended April 30, 2009.

Investment Objective and Policies

The Fund seeks total return from long-term growth of capital and income. Under normal circumstances, the Fund invests at least 80% of its net assets in the equity securities of real estate investment companies, or REITs, and other real estate industry companies, such as real estate operating companies, or REOCs. The Fund invests in real estate companies that AllianceBernstein L.P. (the “Adviser”) believes have strong property fundamentals and management teams. The Fund seeks to invest in real estate companies whose underlying portfolios are diversified geographically and by property type. The Fund invests in US and non-US issuers. The Fund’s investment policies emphasize investment in companies determined by the Adviser to be undervalued relative to their peers, using a fundamental value approach.

The Fund may invest in mortgage-backed securities, which are securities that directly or indirectly represent participation in, or are collateralized by and payable from, mortgage loans secured by real property. These securities include mortgage pass-through certificates, real estate mortgage investment conduit certificates (“REMICs”) and collateralized mort-

gage obligations (“CMOs”). The Fund may also invest in short-term investment-grade debt securities and other fixed-income securities. The Fund also may invest in foreign securities and enter into forward commitments and standby commitment agreements. The Fund may enter into derivatives, including options, futures, forwards and swaps.

Investment Results

The table on page 7 shows the Fund’s performance compared to its global benchmark, the Financial Times Stock Exchange (FTSE) European Public Real Estate Association (EPRA)/ National Association of Real Estate Investment Trusts (NAREIT) Developed Real Estate (RE) Index. Prior to March 23, 2009, the FTSE EPRA/NAREIT Developed RE Index was named the FTSE/EPRA NAREIT Global Index. The revised name is concurrent with other changes within FTSE’s services and better reflects the underlying makeup of the index’s constituents.

Prior to March 1, 2007, the Fund invested primarily in US securities. As the Fund still holds a significant portion of its assets in US securities given its investment style, performance for the domestic index, the FTSE NAREIT Equity RE Index, is also noted. Comparisons to the broad US and global equity markets are shown, as represented by the Standard & Poor’s (S&P) 500 Stock Index and Morgan Stanley Capital International (MSCI) World Index, for the six- and 12-month periods.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	1

The Fund underperformed the benchmark during the six-month reporting period and outperformed for the 12-month period ended April 30, 2009. For both periods, the Fund and the benchmark posted negative returns.

For the six-month period ended April 30, 2009, global economic growth experienced a marked decline as the financial crisis severely impacted economic activity. The failure or near failure of a number of prominent US and UK financial institutions underscored the severity of this economic cycle. The growing contagion intensified from December 2008 to February 2009, and the world economy is now experiencing a reduction in the financial leverage of the private sector and a retrenchment of consumers around the world. Corporations have quickly moved to rightsize their cost base in response to lower demand and to preserve cash. This has resulted in rising unemployment rates and uncertain consumer spending in the near future.

Fortunately, forces for eventual recovery are being marshaled by governments around the world. Fiscal and monetary stimulus actions have been put in place. Partly as a response to these actions, world economies have begun to stabilize although unemployment rates continue to increase. It is not possible to determine the ultimate impact of the crisis on real estate fundamentals; however, the Fund’s REIT Investment Policy Group (the “Group”) believes it will be negative to commercial real estate demand. The Group believes the Fund is positioned to withstand a prolonged period of subpar economic growth and reduced liquidity availability, while taking advantage of low valuation stocks of companies that have balance sheets that will allow them to navigate the down cycle.

Real estate securities’ absolute returns were poor for the reporting period ended April 30, 2009, due to investor anxiety related to dysfunctional capital markets, liquidity shortages and recession fears. Defensive portfolio positioning focused on diversification and exposure to companies with a reliable cash flow stream helped drive better-than-benchmark performance for the Fund for the 12-month period. However, toward the end of the most recent six-month period, risk appetite increased sharply and companies with the highest refinancing risk performed best. In addition, Chinese developers rebounded strongly in response to an announced stimulus within the residential real estate sector. The Fund’s exposure to both of these types of companies was lower than that of the benchmark and its portfolio lagged.

During the six-month period ended April 30, 2009, security selection in the retail and diversified sectors drove performance. In the US, Europe and Brazil, the Group has been able to identify attractively valued companies in segments of the retail markets where fundamentals are stronger and cash flows can be expected to be relatively more resilient. Some of the Fund’s investments in European retail REITs also performed well, supported by solid supply fundamentals, stable demand, rent indexation and a conservative capital structure com-

2	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

plemented with a robust interest coverage ratio.

Key detractors from performance for the six-month period were some US investments that have exposure to development businesses. These companies were penalized by the market on the expectation that they will suffer volume declines during the current economic downturn. The Group is of a view that, although these earnings may be weaker in the near future, the strength of their development platforms and balance sheets will support these companies’ ability to navigate successfully through the downturn. Hong Kong and Chinese residential developers, in particular, rebounded during March and April 2009. While the Fund had significant exposure to Hong Kong, and some of the Fund’s holdings there were strong contributors to performance, exposure in China was below that of the global benchmark. Smaller and higher financial leverage developers experienced the strongest rebound as rapid loan growth in China encouraged investors to believe that financial distress would be avoided.

Outperformance of the Fund versus the benchmark for the 12-month period ended April 30, 2009, was driven by favorable security selection, country and sector exposure. The Fund and the benchmark posted negative returns for the period. For the 12-month period, retail exposure contributed to relative performance. For example, the Fund held an overweight position in a US owner of retail factory outlets which offer an attractive value proposition to well-known brands to sell their products, incurring occupancy costs that are much lower than those in a regional mall or strip mall. Consumers like this retail format because they can find their favorite brands at a lower price point than in the mall, and so consumer traffic has been beneficial. In addition, the company has been very conservative in managing its balance sheet and enjoys no maturities of significance over the next two years.

The Fund’s US health care positions also contributed to relative performance. Health care REITs own real estate that is leased to nursing home, assisted living, independent living and hospital operators in addition to specialized office space leased as medical offices. Most of the contracts with health care operators are structured on a “triple net basis” where the tenant pays for insurance, taxes and maintenance. This reduces the risk to the owner and increases the reliability of the income stream. In this period of extreme risk aversion, cash flow consistency has become very attractive to investors. Facility occupancies have stabilized for the assisted living and independent living subsectors of health care real estate, and business fundamentals are stable. In general, as investor fears of the impact of US housing declines on seniors’ enrollment in assisted living and nursing home facilities diminished, sentiment toward health care real estate stocks improved and health care real estate stocks outperformed.

US niche investments were also contributors for the 12-month period. For example, the Fund’s overweight posi-

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	3

tion in a company that invests in, repositions and develops data-center specialized real estate was a contributor to performance. This space demands custom structural design, power supply and climate control. Favorable fundamentals in this niche of the market suggest that these REITs will be less affected by the cyclical downturn. Canadian REITs also contributed to relative performance; relative to other countries, liquidity and financing availability has been greater in Canada, underpinned by a banking system that appears to have fared better during this credit crisis. During the 12-month period, security selection in Hong Kong lagged the benchmark. Early in the period, companies that combine development activities with more stable rental property business detracted from relative performance as low risk appetite prevailed in the global equity markets and investors, fearing the impact of a global liquidity squeeze, were particularly anxious about development strategies where cash flows are less reliable than in the own-to-lease businesses.

Market Review and Investment Strategy

During the reporting period ended April 30, 2009, the FTSE EPRA/NAREIT Developed RE Index declined -11.87%. The decline in global real estate markets was also pronounced for the 12-month period ending April 30, 2009, with the FTSE EPRA/NAREIT Developed RE Index declining -50.99%. Most of the decline experienced by the FTSE EPRA/NAREIT Developed RE Index materialized in the first six-month period as the impact and severity of the credit turmoil escalated and risk aversion among investors intensified. During the latter part of the 12-month period, concerns about the impact of the credit cycle on consumers, economic growth and real estate valuations began to subside.

While fundamentals vary by region of the world and by property type, in general, new commercial real estate construction for the reporting period has been subdued, partly due to high construction costs. As a result, commercial real estate has entered the downturn with robust occupancy rates, a manageable supply of new space in the pipeline and in-place rents which, in many cases, are below prevailing market rents (thus giving some owners an opportunity to increase cash flows as leases expire and new rents are set). Given the collapse in new construction, exacerbated by lack of financing, fundamental supply is likely to remain in check, facilitating a rebound in pricing power when demand begins to recover.

The Group believes the Fund is well positioned to withstand a period of turmoil. Stock selection emphasizes companies with ample dividend coverage, reasonable leverage and high-quality tenants. The Fund’s global scope will allow the Group to uncover new opportunities as it focuses on stocks unduly penalized by the market turmoil, attractively valued stocks in markets less affected by the credit crisis and niche segments where demand dynamics are relatively insulated from the current demand slowdown.

4	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund’s prospectus, which contains this and other information, visit our website at www.alliancebernstein.com or call your financial advisor or AllianceBernstein Investments at
800-227-4618. You should read the prospectus carefully before you invest.

All fees and expenses related to the operation of the Fund have been deducted. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure

The unmanaged Financial Times Stock Exchange (FTSE) European Public Real Estate Association (EPRA) National Association of Real Estate Investment Trusts (NAREIT) Developed Real Estate (RE) Index, the unmanaged FTSE NAREIT Equity RE Index, the unmanaged Standard & Poor’s (S&P) 500 Stock Index and the unmanaged Morgan Stanley Capital International (MSCI) World Index do not reflect fees and expenses associated with the active management of a mutual fund portfolio. Prior to March 23, 2009, the FTSE EPRA/NAREIT Developed RE Index was named the FTSE/EPRA NAREIT Global Index. The revised name is concurrent with other changes within FTSE’s services and better reflects the underlying makeup of the index’s constituents. The FTSE NAREIT Equity RE Index is a market value-weighted index based upon the last closing price of the month for tax-qualified REITs listed on the NYSE, AMEX and the NASDAQ. The S&P 500 Stock Index is comprised of 500 US companies and is a common measure of the performance of the overall US stock market. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund. The MSCI World Index is a market capitalization-weighted index that measures the performance of stock markets in 23 developed countries.

The MSCI World Index values are calculated using net returns. Net returns approximate the minimum possible dividend reinvestment—the dividend is reinvested after deduction of withholding tax, applying the highest rate applicable to non-resident institutional individuals who do not benefit from double taxation treaties.

A Word About Risk

The Fund concentrates its investments in real estate-related investments and may therefore be subject to greater risks and volatility than a fund with a more diversified portfolio. While the Fund invests principally in the equity securities of real estate investment trusts, in order to achieve its investment objectives, the Fund may invest up to 20% of its total assets in mortgage-backed securities, which involve prepayment and credit risk. Prepayment risk is the risk that early payments of principal on some mortgage-related securities may occur during periods of falling mortgage interest rates and expose a fund to a lower rate of return upon reinvestment of principal. Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, will be unable or unwilling to

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	5

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

make timely payments of interest or principal, or to otherwise honor its obligations. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations. An investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general, including declines in the value of real estate, general and local economic conditions and interest rates. The Fund’s assets may be invested in foreign securities, which may magnify these fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. Investment in the Fund includes risks not associated with funds that invest exclusively in US issues. Because the Fund will invest in foreign currency-denominated securities, these fluctuations may be magnified by changes in foreign exchange rates. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the Fund’s prospectus.

(Historical Performance continued on next page)

6	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

THE FUND VS. ITS BENCHMARK PERIODS ENDED APRIL 30, 2009	Returns
	6 Months	12 Months
AllianceBernstein Global Real Estate Investment Fund II Class I	-12.46%	-48.57%

FTSE EPRA NAREIT Developed RE Index*	-11.87%	-50.99%

FTSE NAREIT Equity RE Index	-20.06%	-48.21%

MSCI World Index	-5.44%	-39.33%

S&P 500 Stock Index	-8.53%	-35.31%

* Formerly the FTSE/EPRA NAREIT Global Index.

See Historical Performance and Benchmark disclosures on pages 5-6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	7

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2009
Returns

Class I Shares
1 Year	-48.57%
5 Years	-0.02%
10 Years	5.30%

AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2009)

Class I Shares
1 Year	-53.08%
5 Years	-5.78%
10 Years	4.80%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratio as 0.63% for Class I. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratio shown above may differ from the expense ratios in the Financial Highlights section of this report since they are based on different time periods.

See Historical Performance disclosures on pages 5-6.

8	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Historical Performance

FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period*
Class I
Actual	$1,000	$875.37	$3.12
Hypothetical (5% return before expenses)	$1,000	$1,021.47	$3.36
*	Expenses are equal to the Fund’s annualized expense ratio of 0.67%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	9

Fund Expenses

PORTFOLIO SUMMARY

April 30, 2009 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $686.9

*	All data are as of April 30, 2009. The Fund’s industry and country breakdowns are expressed as a percentage of total investments and may vary over time.

Please Note: The industry classifications presented herein are based on industry categorization methodology of the Adviser. These industry classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific sector information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

10	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Portfolio Summary

TEN LARGEST HOLDINGS*

April 30, 2009 (unaudited)

Company	US $ Value	Net Assets
Unibail-Rodamco	$48,504,389	7.1%
Sun Hung Kai Properties Ltd.	37,025,250	5.4
Mitsui Fudosan Co., Ltd.	24,070,246	3.5
Westfield Group	22,991,301	3.4
Mitsubishi Estate Co., Ltd.	22,286,302	3.2
Lend Lease Corp. Ltd.	18,657,431	2.7
Klepierre	18,559,665	2.7
The Link REIT	17,386,391	2.5
NTT Urban Development Corp.	17,247,164	2.5
Henderson Land Development Co. Ltd.	16,605,824	2.4
	$243,333,963	35.4%

*	Long-Term investments.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	11

Ten Largest Holdings

PORTFOLIO OF INVESTMENTS

April 30, 2009 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.6%
Equity: Other – 48.7%
Diversified/Specialty – 43.4%
Alexandria Real Estate Equities, Inc.	73,900	$2,695,872
British Land Co. PLC	1,667,666	10,522,845
Canadian Real Estate Investment Trust	756,480	12,361,820
Dexus Property Group	20,537,856	10,861,523
Digital Realty Trust, Inc.	387,700	13,961,077
DuPont Fabros Technology, Inc.	302,065	2,564,532
Entertainment Properties Trust	221,697	5,123,418
Henderson Land Development Co. Ltd.	3,565,000	16,605,824
Kerry Properties Ltd.	3,158,146	9,315,140
Land Securities Group PLC	1,938,607	15,986,891
Lend Lease Corp. Ltd.	3,561,949	18,657,431
Mitsubishi Estate Co., Ltd.	1,705,000	22,286,302
Mitsui Fudosan Co., Ltd.	1,913,000	24,070,246
Morguard Real Estate Investment Trust	663,300	5,219,465
New World Development Co., Ltd.	9,820,275	12,869,332
Rayonier, Inc.	156,575	6,046,926
Sumitomo Realty & Development	277,000	3,322,700
Sun Hung Kai Properties Ltd.	3,586,000	37,025,250
Telecity Group PLC(a)	233,300	906,969
Unibail-Rodamco	325,259	48,504,389
Vornado Realty Trust	245,035	11,979,761
Wereldhave NV	103,400	7,093,976

		297,981,689

Health Care – 4.6%
HCP, Inc.	336,044	7,376,166
Health Care REIT, Inc.	106,062	3,613,532
Nationwide Health Properties, Inc.	139,650	3,447,959
Omega Healthcare Investors, Inc.	110,500	1,737,060
Ventas, Inc.	543,839	15,575,549

		31,750,266

Triple Net – 0.7%
Macquarie Infrastructure Group	1,155,000	1,131,764
National Retail Properties, Inc.	188,728	3,348,034

		4,479,798

		334,211,753

Retail – 23.4%
Regional Mall – 7.6%
Multiplan Empreendimentos Imobiliarios SA(a)	1,220,800	9,508,961
Simon Property Group, Inc.	278,235	14,356,926
Taubman Centers, Inc.	209,571	4,991,981
Westfield Group	2,945,447	22,991,301

		51,849,169

12	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Portfolio of Investments

Company	Shares	U.S. $ Value

Shopping Center/Other Retail – 15.8%
CapitaMall Trust	8,908,500	$7,454,570
Citycon Oyj	1,731,398	3,895,327
Corio NV	171,600	7,616,208
Developers Diversified Realty Corp.	12,100	49,973
Eurocommercial Properties NV	253,800	7,479,849
Federal Realty Investment Trust	63,500	3,505,200
First Capital Realty, Inc.	278,000	3,529,456
Klepierre	834,840	18,559,665
The Link REIT	8,932,000	17,386,391
Macquarie CountryWide Trust	4,211,577	957,425
Mercialys SA	121,145	3,720,171
Primaris Retail Real Estate Investment Trust	584,479	5,113,518
Regency Centers Corp.	208,900	7,823,305
RioCan Real Estate Investment Trust (Toronto)	569,276	6,526,184
Tanger Factory Outlet Centers	249,346	8,308,209
Weingarten Realty Investors	441,250	6,857,025

		108,782,476

		160,631,645

Office – 13.6%
Office – 13.6%
Brandywine Realty Trust	611,900	3,787,661
Brookfield Properties Corp. (New York)	694,940	5,191,202
Cominar Real Estate Investment Trust	614,381	6,832,176
Corporate Office Properties Trust	382,550	11,690,728
Douglas Emmett, Inc.	525,500	5,029,035
Duke Realty Corp.	370,700	3,621,739
Dundee Real Estate Investment Trust	139,400	1,565,373
Highwoods Properties, Inc.	145,800	3,497,742
Hufvudstaden AB – Class A	609,613	3,640,797
ING Office Fund	7,018,800	2,217,724
Japan Real Estate Investment Corp. – Class A	1,177	8,327,669
Mack-Cali Realty Corp.	262,800	7,058,808
Nippon Building Fund, Inc. – Class A	830	6,743,515
Nomura Real Estate Office Fund, Inc. – Class A	1,342	6,953,536
NTT Urban Development Corp.	21,275	17,247,164

		93,404,869

Residential – 6.6%
Manufactured Homes – 0.6%
Equity Lifestyle Properties, Inc.	98,200	3,895,594

Multi-Family – 5.2%
Boardwalk Real Estate Investment Trust	9,414	215,765
Camden Property Trust	84,300	2,287,059
China Overseas Land & Investment Ltd.	6,264,000	10,862,245
China Vanke Co. Ltd. – Class B	3,055,500	3,214,806
Equity Residential	182,746	4,183,056

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	13

Portfolio of Investments

Company	Shares	U.S. $ Value

Essex Property Trust, Inc.	37,214	$2,362,717
Home Properties, Inc.	167,113	6,089,598
Mid-America Apartment Communities, Inc.	181,600	6,717,384

		35,932,630

Self Storage – 0.8%
Extra Space Storage, Inc.	244,600	1,739,106
Public Storage	56,800	3,797,648

		5,536,754

		45,364,978

Lodging – 2.6%
Lodging – 2.6%
DiamondRock Hospitality Co.	917,769	5,956,321
Fonciere Des Murs	176,644	1,723,198
Host Hotels & Resorts, Inc.	637,815	4,904,797
LaSalle Hotel Properties	130,200	1,557,192
Sunstone Hotel Investors, Inc.	755,673	3,997,510

		18,139,018

Industrials – 1.7%
Industrial Warehouse Distribution – 1.7%
Ascendas Real Estate Investment Trust	11,969,000	10,752,665
First Potomac Realty Trust	14,700	143,913
ProLogis	93,963	856,003

		11,752,581

Total Common Stocks (cost $1,030,941,337)		663,504,844

SHORT-TERM INVESTMENTS – 1.6%
Investment Companies – 1.6%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio(b) (cost $11,043,900)	11,043,900	11,043,900

Total Investments – 98.2% (cost $1,041,985,237)		674,548,744
Other assets less liabilities – 1.8%		12,315,908

Net Assets – 100.0%		$686,864,652

14	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Portfolio of Investments

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at April 30, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 5/05/09	2,950	$2,094,205	$2,143,766	$49,561
Australian Dollar settling 6/15/09	24,543	15,809,373	17,786,579	1,977,206
Euro settling 6/15/09	5,868	7,804,498	7,762,729	(41,769)
Japanese Yen settling 6/15/09	2,207,676	22,515,818	22,398,158	(117,660)
New Zealand Dollar settling 6/15/09	31,498	15,816,721	17,773,565	1,956,844
Norwegian Krone settling 6/15/09	100,129	14,314,367	15,226,407	912,040
Norwegian Krone settling 6/15/09	19,546	2,937,702	2,972,319	34,617
Swedish Krona settling 6/15/09	20,654	2,327,998	2,567,473	239,475
Swedish Krona settling 6/15/09	38,890	4,496,734	4,834,369	337,635

Sale Contracts:
British Pound settling 6/15/09	2,721	3,779,551	4,025,199	(245,648)
British Pound settling 6/15/09	3,170	4,541,944	4,689,408	(147,464)
British Pound settling 8/17/09	4,800	7,134,240	7,101,332	32,908
Canadian Dollar settling 6/15/09	48,255	37,844,091	40,446,514	(2,602,423)
Canadian Dollar settling 8/17/09	7,136	5,889,635	5,984,590	(94,955)
Euro settling 6/15/09	12,785	16,163,436	16,913,172	(749,736)
Euro settling 6/15/09	18,900	24,180,660	25,002,656	(821,996)
Hong Kong Dollar settling 6/15/09	132,445	17,085,709	17,095,123	(9,414)
Japanese Yen settling 5/08/09	225,000	2,289,377	2,281,516	7,861
Singapore Dollar settling 5/05/09	2,300	1,551,642	1,553,529	(1,887)
Singapore Dollar settling 5/06/09	2,400	1,624,365	1,621,068	3,297
Swedish Krona settling 6/15/09	59,544	7,139,140	7,401,842	(262,702)

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund.

Glossary:

REIT – Real Estate Investment Trust

See notes to financial statements.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	15

Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

April 30, 2009 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,030,941,337)	$663,504,844
Affiliated issuers (cost $11,043,900)	11,043,900
Foreign currencies, at value (cost $6,601,573)	6,678,693
Receivable for investment securities sold	10,357,387
Unrealized appreciation of forward currency exchange contracts	5,551,444
Dividends receivable	3,843,180
Receivable for capital stock sold	612,974

Total assets	701,592,422

Liabilities
Payable for investment securities purchased and foreign currency transactions	8,499,083
Unrealized depreciation of forward currency exchange contracts	5,095,654
Payable for capital stock redeemed	608,204
Advisory fee payable	302,283
Administrative fee payable	41,330
Transfer Agent fee payable	1,345
Accrued expenses	179,871

Total liabilities	14,727,770

Net Assets	$686,864,652

Composition of Net Assets
Capital stock, at par	$120,188
Additional paid-in capital	1,453,784,435
Undistributed net investment income	11,075,442
Accumulated net realized loss on investment and foreign currency transactions	(411,173,546)
Net unrealized depreciation on investments and foreign currency denominated assets and liabilities	(366,941,867)

$686,864,652

Class I Net Asset Value Per Share—3 billion shares of capital stock authorized, $.001 par value (based on 120,187,682 capital shares outstanding)	$5.71

See notes to financial statements.

16	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2009 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $1,544,319)	$23,970,312
Affiliated issuers	67,354
Interest	3,125	$24,040,791

Expenses
Advisory fee (see Note B)	1,905,803
Custodian	234,923
Administrative	51,580
Audit	35,624
Directors’ fees	24,850
Legal	24,543
Registration fees	16,287
Printing	13,372
Transfer agency	11,629
Miscellaneous	18,007

Total expenses		2,336,618

Net investment income		21,704,173

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized loss on:
Investment transactions		(278,749,612)
Foreign currency transactions		(4,327,425)
Net change in unrealized appreciation/depreciation of:
Investments		142,228,286
Foreign currency denominated assets and liabilities		2,634,220

Net loss on investment and foreign currency transactions		(138,214,531)

Net Decrease in Net Assets from Operations		$(116,510,358)

See notes to financial statements.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	17

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2009 (unaudited)		Year Ended October 31, 2008
Increase (Decrease) in Net Assets from Operations
Net investment income	$21,704,173		$33,163,268
Net realized loss on investment and foreign currency transactions	(283,077,037)		(123,261,094)
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	144,862,506		(699,231,353)

Net decrease in net assets from operations	(116,510,358)		(789,329,179)
Dividends and Distributions to Shareholders from
Net investment income	(12,236,506)		(48,619,033)
Tax return of capital	– 0	–	(26,942,098)
Net realized gain on investment transactions	– 0	–	(307,387,060)
Capital Stock Transactions
Net increase (decrease)	(20,138,613)		467,441,277

Total decrease	(148,885,477)		(704,836,093)
Net Assets
Beginning of period	835,750,129		1,540,586,222

End of period (including undistributed net investment income of $11,075,442 and $1,607,775, respectively)	$686,864,652		$835,750,129

See notes to financial statements.

18	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

April 30, 2009 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Institutional Funds, Inc. (the “Company”), was organized as a Maryland corporation on October 3, 1997 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end series investment company. The Company is comprised of one fund, AllianceBernstein Global Real Estate Investment Fund II (the “Fund”). The Fund offers Class I shares. Sales are made without a sales charge, at the Fund’s net asset value per share. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market (“OTC”) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	19

Notes to Financial Statements

broker/dealer quotes are obtained, AllianceBernstein L.P. (the “Adviser”) may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Investments in money market funds are valued at their net asset value each day.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time (see Note A.2).

2. Fair Value Measurements

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

20	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Notes to Financial Statements

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2009:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$273,643,937		$	– 0	–
Level 2	400,904,808	+		455,790
Level 3	– 0	–		– 0	–

Total	$674,548,744			$455,790

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	21

Notes to Financial Statements

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with FASB Interpretation No. 48, “Accounting for Uncertainties in Income Taxes” (“FIN 48”), management has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pay the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion of the Fund’s daily net assets. The fee is accrued daily and paid monthly.

The Adviser had agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 1.20% of average daily net assets (the “Expense Cap”). For the six months ended April 30, 2009, there was no such reimbursement. The Expense Cap expired on January 1, 2009.

22	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Notes to Financial Statements

Pursuant to the investment advisory agreement, the Fund paid $51,580 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended April 30, 2009.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $9,000 for the six months ended April 30, 2009.

The Fund may invest in the AllianceBernstein Fixed-Income Shares, Inc.—Government STIF Portfolio, an open-end management investment company managed by the Adviser. The Government STIF Portfolio is offered as a cash management option to mutual funds and other institutional accounts of the Adviser, and is not available for direct purchase by members of the public. The Government STIF Portfolio pays no investment management fees but does bear its own expenses. A summary of the Fund’s transactions in shares of the Government STIF Portfolio for the six months ended April 30, 2009 is as follows:

Market Value October 31, 2008 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Dividend Income (000)	Market Value April 30, 2009 (000)
$6,493	$159,584	$155,033	$67	$11,044

Brokerage commissions paid on investment transactions for the six months ended April 30, 2009 amounted to $424,883, of which $0 and $1,472, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2009 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$217,172,817		$237,061,741
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$11,109,145
Gross unrealized depreciation	(378,545,638)

Net unrealized depreciation	$(367,436,493)

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	23

Notes to Financial Statements

1. Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or to hedge certain firm purchase and sales commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund.

The Fund’s custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund’s commitments under forward currency exchange contracts entered into with respect to position hedges. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE D

Securities Lending

The Fund has entered into a securities lending agreement with AG Edwards & Sons, Inc. (the “Lending Agent”). Under the terms of the agreement, the Lending Agent, on behalf of the Fund, administers the lending of portfolio securities to certain broker-dealers. In return, the Fund receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash

24	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Notes to Financial Statements

received as collateral. The Fund also continues to receive dividends or interest on the securities loaned. Under the terms of the securities lending agreement, security voting rights pass to the borrower, although the Fund can at will terminate a loan and regain the right to vote upon receipt of the security. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Fund. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. government securities. The Lending Agent may invest the cash collateral received in accordance with the investment restrictions of the Fund in one or more of the following investments: U.S. government or U.S. government agency obligations, bank obligations, corporate debt obligations, asset-backed securities, investment funds, structured products, repurchase agreements and an eligible money market fund. The Lending Agent will indemnify the Fund for any loss resulting from a borrower’s failure to return a loaned security when due. During the six months ended April 30, 2009, the Fund did not engage in securities lending.

NOTE E

Capital Stock

Transactions in capital shares were as follows:

	Shares		Amount
	Six Months Ended April 30, 2009 (unaudited)	Year Ended October 31, 2008	Six Months Ended April 30, 2009 (unaudited)	Year Ended October 31, 2008

Class I
Shares sold	25,015,806	44,122,090	$135,120,113	$486,954,045

Shares issued in reinvestment of dividends and distributions	451,596	12,104,278	2,388,438	135,806,504

Shares redeemed	(31,104,155)	(15,865,169)	(157,647,164)	(155,319,272)

Net increase (decrease)	(5,636,753)	40,361,199	$(20,138,613)	$467,441,277

NOTE F

Risks Involved in Investing in the Fund

Foreign Securities Risk—Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign currency exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies or of the U.S. government.

Currency Risk—This is the risk that changes in foreign currency exchange rates may negatively affect the value of the Fund’s investments or reduce the returns

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	25

Notes to Financial Statements

of the Fund. For example, the value of the Fund’s investments in foreign currency-denominated securities or currencies may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar). Currency markets are generally not as regulated as securities markets. Independent of the Fund’s investments denominated in foreign currencies, the Fund’s positions in various foreign currencies may cause the Fund to experience investment losses due to the changes in exchange rates and interest rates.

Derivatives Risk—The Fund may invest in derivatives such as forwards, options, futures and swaps. These investments may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments.

Concentration of Risk—Although the Fund does not invest directly in real estate, it invests primarily in Real Estate Equity Securities and has a policy of concentration of its investments in the real estate industry. Therefore, an investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. To the extent that assets underlying the Fund’s investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to additional risks.

In addition, investing in Real Estate Investment Trusts (“REITs”) involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act. REITs (especially mortgage REITs) also are subject to interest rate risks.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $250 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 2009.

26	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Notes to Financial Statements

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending October 31, 2009 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended October 31, 2008 and October 31, 2007 were as follows:

	2008	2007
Distributions paid from:
Ordinary income	$46,849,105	$32,698,604

Total taxable distributions	46,849,105	32,698,604
Long-term capital gains	309,156,988	69,030,148
Tax return of capital	26,942,098	– 0	–

Total distributions paid	$382,948,191	$101,728,752

As of October 31, 2008, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Capital accumulated and other losses	$(112,257,800	)(a)
Unrealized appreciation/(depreciation)	(526,035,312	)(b)

Total accumulated earnings/(deficit)	$(638,293,112)

(a)

On October 31, 2008, the Fund had a net capital loss carryforward of $112,257,800 that expires in the year 2016. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the tax treatment of Passive Foreign Investment companies, and the realization for tax purposes of gains/losses on certain derivative instruments.

NOTE I

Legal Proceedings

On October 2, 2003, a purported class action complaint entitled Hindo, et al. v. AllianceBernstein Growth & Income Fund, et al. (“Hindo Complaint”) was filed against the Adviser, Alliance Capital Management Holding L.P. (“Alliance Holding”), Alliance Capital Management Corporation, AXA Financial, Inc., the AllianceBernstein Funds, certain officers of the Adviser (“AllianceBernstein defendants”), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Funds. The Hindo Complaint alleges that certain of the AllianceBernstein defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in “late trading” and “market timing” of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	27

Notes to Financial Statements

Following October 2, 2003, 43 additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various federal and state courts against the Adviser and certain other defendants. On September 29, 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of Alliance Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of the Adviser. All four complaints include substantially identical factual allegations, which appear to be based in large part on the Order of the SEC dated December 18, 2003 as amended and restated January 15, 2004 (“SEC Order”) and the New York State Attorney General Assurance of Discontinuance dated September 1, 2004 (“NYAG Order”).

On April 21, 2006, the Adviser and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount ($30 million), which the Adviser previously accrued and disclosed, has been disbursed. The derivative claims brought on behalf of Alliance Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the AllianceBernstein Mutual Funds’ shares or other adverse consequences to the AllianceBernstein Mutual Funds. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the AllianceBernstein Mutual Funds.

NOTE J

Recent Accounting Pronouncement

On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and believes the adoption of FAS 161 will have no material impact on the Fund’s financial statements.

28	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Six Months Ended April 30, 2009 (unaudited)	Year Ended October 31,
2008	2007	2006	2005	2004

Net asset value, beginning of period	$6.64	$18.03	$18.27	$14.33	$12.54	$9.79

Income From Investment Operations
Net investment income(a)	.17	.28	.34	.24	.31	.27	(b)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.00)	(7.33)	.94	4.97	1.86	2.90

Net increase (decrease) in net asset value from operations	(.83)	(7.05)	1.28	5.21	2.17	3.17

Less: Dividends and Distributions
Dividends from net investment income	(.10)	(.56)	(.25)	(.31)	(.26)	(.42)
Tax return of capital	– 0	–	(.23)	– 0	–	– 0	–	– 0	–	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(3.55)	(1.27)	(.96)	(.12)	– 0	–

Total dividends and distributions	(.10)	(4.34)	(1.52)	(1.27)	(.38)	(.42)

Net asset value, end of period	$5.71	$6.64	$18.03	$18.27	$14.33	$12.54

Total Return
Total investment return based on net asset value(c)	(12.46)%	(48.70)%	7.54%	38.85%	17.45%	32.98%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$686,865	$835,750	$1,540,586	$1,187,033	$771,021	$593,787
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.67	%(d)	.63%	.62%	.62	%(e)	.65%	.70%
Expenses, before waivers/reimbursements	.67	%(d)	.63%	.62%	.62	%(e)	.65%	.94%
Net investment income	6.26	%(d)	2.62%	1.92%	1.54	%(e)	2.27%	2.48	%(b)
Portfolio turnover rate	31%	62%	98%	41%	46%	22%

(a)	Based on average shares outstanding.

(b)	Net of fees waived by the Adviser.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	The ratio includes expenses attributable to costs of proxy solicitation.

See notes to financial statements.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	29

Financial Highlights

BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman

John H. Dobkin(1)

Michael J. Downey(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Garry L. Moody(1)

Marshall C. Turner, Jr.(1)

Earl D. Weiner(1)

OFFICERS

Robert M. Keith, President and Chief Executive Officer

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Teresa Marziano(2), Senior Vice President

Joseph G. Paul(2), Senior Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Phyllis J. Clarke, Controller

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Custodian and Accounting Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, NY 10004

Transfer Agent

AllianceBernstein Investor
Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee. Mr. Foulk is the sole member of the Fair Value Pricing Committee.

(2)	The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Global REIT Senior Investment Management Team. Mr. Joseph G. Paul and Ms. Teresa Marziano are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

30	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Board of Directors

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS.

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and the Alliance Bernstein Institutional Funds, Inc. (“the Company”) in respect of AllianceBernstein Global Real Estate Investment Fund II (the “Fund”).2 The evaluation of the Investment Advisory Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Fund, for the Directors of the Fund, as required by a September 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Directors of the Fund to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Fund which was provided to the Directors in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement. The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Fund grows larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Fund.

FUND ADVISORY FEES, NET ASSETS & EXPENSE RATIOS

The Adviser proposed that the Fund pay the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement. The fee schedule below, implemented in January 2004 in consideration of the Adviser’s settlement with the NYAG in December 2003, is

1	It should be noted that the information in the fee summary was completed on April 23, 2009 and presented to the Board of Directors on May 5-7, 2009.

2	On March 1, 2007, the Fund, previously known as “Real Estate Investment Institutional Fund,” began pursuing global investment strategies, and accordingly, the series was renamed “Global Real Estate Investment Fund II.” Future references to the Fund do not include “AllianceBernstein.” References in the fee summary pertaining to performance and expense ratio rankings refer to the Class I shares of the Fund.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	31

based on a master schedule that contemplates eight categories of funds with almost all funds in each category having the same advisory fee schedule.3

Category	Advisory Fee Based on % of Average Daily Net Assets[4]	Net Assets 02/28/09 ($MIL)	Fund
Value	55 bp on 1st $2.5 billion 45 bp on next $2.5 billion 40 bp on the balance	$589.3	Global Real Estate Investment Fund II

The Adviser is reimbursed as specified in the Investment Advisory Agreement for certain clerical, legal, accounting, administrative and other services provided to the Fund. During the Fund’s most recently completed fiscal year, the Adviser received $102,797 (0.01% of the Fund’s average daily net assets) for such services.

Set forth below are the Fund’s total expense ratio for the most recently completed fiscal year:

Fund	Total Expense Ratio[5]		Fiscal Year End
Global Real Estate Investment Fund, Inc., II	Class I	0.63%	October 31

I.	MANAGEMENT FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Fund that are not provided to non-investment company clients and sub-advised investment companies include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes–Oxley Act of 2002, and coordinating with and monitoring the Fund’s third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Fund are more costly than those for institutional assets due to the greater complexities and time required for investment companies, although as previously noted, a portion of these expenses are reimbursed by the Fund to the Adviser. Also, retail mutual funds managed by the Adviser are widely held. Servicing the Fund’s investors is more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial

3	Most of the AllianceBernstein Mutual Funds, which the Adviser manages, were affected by the Adviser’s settlement with the NYAG.

4	The advisory fee is based on a percentage of the Fund’s net assets and is paid on a monthly basis.

5	Annualized.

32	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund since establishing a new mutual fund requires a large upfront investment and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an investment company may be more difficult than managing that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different and legal and reputational risks are greater, it is worth considering information regarding the advisory fees charged to institutional accounts with a similar investment style as the Fund.6 In addition to the AllianceBernstein Institutional fee schedule, set forth below is what would have been the effective advisory fee of the Fund had the AllianceBernstein Institutional fee schedule been applicable to the Fund versus the Fund’s advisory fee based on February 28, 2009 net assets:

Fund	Net Assets 02/28/09 ($MIL)	AllianceBernstein (“AB”) Institutional (“Inst.”) Fee Schedule	Effective AB Inst. Adv. Fee	Fund Advisory Fee
Global Real Estate Invest Fund, Inc., II7	$589.3	U.S. REIT Strategy 70 bp on 1st $25 million 60 bp on next $25 million 50 bp on next $25 million Negotiable on the balance Minimum account size: $25m	0.513%[8]	0.550%

The adviser also manages the AllianceBernstein Variable Products Series Fund, Inc. (“AVPS”), which is available through variable annuity and variable life

6	The Adviser has indicated that with respect to institutional accounts with assets greater than $75 million, it will negotiate a fee schedule. Discounts that are negotiated vary based upon each client relationship.

7	The Fund’s investment guidelines are not as restrictive as that of the institutional strategy. The Fund may invest in equity securities of non-U.S. real estate investment trusts (“REITS”) and other non-U.S. real estate industry companies in contrast to the institutional strategy, which invest primarily in equities of U.S. REITS and other U.S. real estate industry companies.

8	Assumes 50 bp on the balance

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	33

contracts offered by other financial institutions and offers policyholders the option to utilize certain AVPS portfolios as the investment option underlying their insurance contracts. Set forth below is the fee schedule of the AVPS portfolio that has a somewhat similar investment style as the Fund.9 Also shown is what would have been the effective advisory fee of the Fund had the AVPS fee schedule been applicable to the Fund:

Fund	AVPS Portfolio	Fee Schedule	Effective AVPS Adv. Fee	Fund Advisory Fee
Global Real Estate Investment Fund, Inc., II10	Real Estate Investment Portfolio	0.55% on first $2.5 billion 0.45% on next $2.5 billion 0.40% on the balance	0.550%	0.550%

The Adviser also manages and sponsors retail mutual funds, which are organized in jurisdictions outside the United States, generally Luxembourg and Japan, and sold to non-United States resident investors. The Adviser charges the fees set forth for Global Real Estate Securities Portfolio, which is a Luxembourg fund that has a similar investment style as the Fund. It should be noted that Class A shares of the funds are charged an “all-in” fee, which covers investment advisory services and distribution related services, unlike Class I shares, whose fee is for investment advisory services only.

Fund	Fee
Global Real Estate Securities Portfolio
Class A	1.75%
Class I (Institutional)	0.95%

The Adviser represented that it does not sub-advise any registered investment company with a substantially similar investment style as the Fund.

II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Lipper, Inc. (“Lipper”), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Fund with fees charged to other investment companies for similar services offered by other investment advisers. Lipper’s analysis included the Fund’s ranking with respect to the proposed

9	It should be noted that the AVPS portfolio was also affected by the settlement between the Adviser and the NYAG. As a result, the Fund has the same breakpoints in its advisory fee schedule as the AVPS portfolio.

10	It should be noted that the Fund’s investment guidelines are not as restrictive as that of the AVPS portfolio. The Fund may invest in equity securities of non-U.S. REITS and other non-U.S. real estate industry companies in contrast to the AVPS portfolio, which invests primarily in equities of U.S. REITS and other U.S. real estate industry companies.

34	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

management fee relative to the median of the Fund’s Lipper Expense Group (“EG”)11 at the approximate current asset level of the Fund.12

Lipper describes an EG as a representative sample of comparable funds. Lipper’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, expense components and attributes. An EG will typically consist of seven to twenty funds.

Fund	Contractual Management Fee[13]	Lipper Exp. Group Median (%)	Rank
Global Real Estate Investment Fund, Inc., II	0.550	0.820	1/8

Lipper also analyzed the Fund’s most recently completed fiscal year total expense ratio in comparison to the Fund’s EG and Lipper Expense Universe (“EU”). The EU14 is a broader group compared to the EG, consisting of all funds that have the same investment classification/objective and load type as the subject Fund. It should be noted that Lipper uses expense ratio data from financial statements of the most current fiscal year in their database. This has several implications: the total expense ratio of each fund that Lipper uses in their report is based on each fund’s average net assets during its fiscal year. Since funds have different fiscal year ends, the total expense ratios of the funds may cover different twelve month periods, depending on the funds’ fiscal year ends. This is the process that Lipper utilizes but given market conditions during 2008, especially the last three months of 2008, the effects on the funds’ total expense ratio

11	It should be noted that Lipper does not consider average account size when constructing EGs. Funds with relatively small average account sizes tend to have higher transfer agent expense ratio than comparable sized funds that have relatively large average account sizes. Note that there are limitations on Lipper expense category data because different funds categorize expenses differently.

12	The contractual management fee is calculated by Lipper using the Fund’s contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Fund, rounded up to the next $25 million. Lipper’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” would mean that the Fund had the lowest effective fee rate in the Lipper peer group.

13	The contractual management fee does not reflect any expense reimbursements made by the Fund to the Adviser for certain clerical, legal, accounting, administrative and other services. In addition, the contractual management fee would not reflect any advisory fee waivers or expense reimbursements for expense caps that would effectively reduce the actual management fee.

14	Except for asset (size) comparability, Lipper uses the same criteria for selecting an EG when selecting an EU. Unlike the EG, the EU allows for the same adviser to be represented by more than just one fund.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	35

caused by the differences in fiscal year ends may be more pronounced in 2008 compared to other years under more normal market conditions.15

Fund	Expense Ratio (%)[16]	Lipper Exp. Group Median (%)	Lipper Group Rank	Lipper Exp. Universe Median (%)	Lipper Universe Rank
Global Real Estate Investment Fund, Inc., II	0.634	1.027	1/8	1.044	1/16

Based on this analysis, the Fund has an equally favorable ranking between the expense ratio basis and the management fee basis.

III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE MANAGEMENT FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Fund. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems. See Section IV for additional discussion.

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Fund’s profitability information, prepared by the Adviser for the Board of Directors, was reviewed by the Senior Officer and the consultant. The Adviser’s profitability from providing investment advisory services to the Fund decreased during calendar year 2008, relative to 2007.

In addition to the Adviser’s direct profits from managing the Fund, certain of the Adviser’s affiliates have business relationships with the Fund and may earn a profit from providing other services to the Fund. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Fund and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship provided the affiliates’ charges and services are competitive and the relationship otherwise complies with the 40 Act restrictions. These affiliates provide transfer agent, distribution and brokerage related services to the Fund and receive transfer agent fees, Rule 12b-1 payments, and brokerage commissions. In addition, the Adviser benefits from soft dollar arrangements which offset expenses the Adviser would otherwise incur.

15	To cite an example, the average net assets and total expense ratio of a fund with a fiscal year end of March 31, 2008 will not be reflective of the market declines that occurred in the second half of 2008, in contrast to a fund with a fiscal year end of December 31, 2008.

16	Most recently completed fiscal year end Class I total expense ratio.

36	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

AllianceBernstein Investments, Inc. (“ABI”), an affiliate of the Adviser, is the Fund’s principal underwriter. ABI and the Adviser have disclosed in the Fund’s prospectus that they may make revenue sharing payments from their own resources, in addition to resources derived from Rule 12b-1 fees, to firms that sell shares of the Fund. In 2008, ABI paid approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $21 million for distribution services and educational support (revenue sharing payments). AllianceBernstein Investor Services, Inc. (“ABIS”), the affiliated transfer agent for the Fund, charges a flat fee of $18,000 for each share class in the Fund. During the Fund’s most recently completed fiscal year, ABIS received $18,000 in fees from the Fund.17

The Fund effected brokerage transactions through the Adviser’s affiliate, Sanford C. Bernstein & Co., LLC (“SCB & Co.”) and/or its U.K. affiliate, Sanford C. Bernstein Limited (“SCB Ltd.”), collectively “SCB,” and paid commissions for such transactions. The Adviser represented that SCB’s profitability from business conducted with the Fund is comparable to the profitability of SCB’s dealings with other similar third party clients. In the ordinary course of business, SCB receives and pays liquidity rebates from electronic communications networks (“ECNs”) derived from trading for its clients, including the Fund. These credits and charges are not being passed onto any SCB client. The Adviser also receives certain soft dollar benefits from brokers that execute agency trades for its clients. These soft dollar benefits reduce the Adviser’s cost of doing business and increase its profitability.

V.	POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through fee structures,18 subsidies and enhancement to services. Based on some of the professional literature that has considered economies of scale in the mutual fund industry, it is thought that to the extent economies of scale exist, they may more often exist across a fund family as opposed to a specific fund. This is because the costs incurred by the Adviser, such as investment research or technology for trading or compliance systems can be spread across a greater asset base as the fund family increases in size. It is also possible that as the level of services required to operate a successful investment company has increased over time, and advisory firms make such investments in their business to provide services, there may be a sharing of economies of scale without a reduction in advisory fees.

17	The fees disclosed are net of any expense offsets with ABIS. An expense offset is created by the interest earned on the positive cash balance that occurs within the transfer agent account as there is a one day lag with regards to money movement from the shareholder’s account to the transfer agent’s account and then the transfer agent’s account to the Fund’s account. During the Fund’s most recently completed fiscal year, the fees paid by the Fund to ABIS were reduced by $11,392 under the offset agreement between the Fund and ABIS.

18	Fee structures include fee reductions, pricing at scale and breakpoints in advisory fee schedules.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	37

An independent consultant, retained by the Senior Officer, provided the Board of Directors an update of the Deli19 study on advisory fees and various fund characteristics. The independent consultant first reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Directors.20 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund AUM, family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AllianceBernstein Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets.

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES, INCLUDING THE PERFORMANCE OF THE FUND

With assets under management of approximately $411 billion as of March 31, 2009, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Fund.

The information prepared by Lipper shows the 1, 3, 5 and 10 year performance rankings of the Fund 21 relative to its Lipper Performance Group (“PG”) and Lipper Performance Universe (“PU”)22 for the periods ended January 31, 2009.23

	Fund Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
1 year	-50.13	-50.54	-50.74	3/8	6/22
3 year	-17.72	-15.64	-17.34	5/5	5/8
5 year	-2.62	-1.82	-2.93	2/2	2/4
10 year	5.33	6.48	5.97	2/2	4/4

19	The Deli study was originally published in 2002 based on 1997 data.

20	The two dimensional analysis showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

21	The performance rankings are for the Class I shares of the Fund. It should be noted that the performance returns of the Fund shown were provided by the Adviser. Lipper maintains its own database that includes the Fund’s performance returns. Rounding differences may cause the Adviser’s Fund returns to be one or two basis points different from Lipper’s own Fund returns. To maintain consistency, the performance returns of the Fund, as reported by the Adviser, are provided instead of Lipper.

22	The Fund’s PG is identical to the Fund’s EG. The Fund’s PU is not identical to the Fund’s EU as the criteria for including or excluding a fund in a PU is somewhat different from that of an EU.

23	Note that the current Lipper investment classification/objective dictates the PG and PU throughout the life of the fund even if a fund had a different investment classification/objective at a different point in time.

38	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Set forth below are the 1, 3, 5, 10 year and since inception performance returns of the Fund (in bold)24 versus its benchmark.25

	Periods Ending January 31, 2009 Annualized Performance
	1 Year (%)	3 Year (%)	5 Year (%)	10 Year (%)	Since Inception (%)
Global Real Estate Investment Fund II	-50.13	-17.72	-2.62	5.33	2.69
FTSE EPRA NAREIT Global Index	-52.42	-17.29	-1.69	5.46	3.41
FTSE NAREIT Equity REIT Index	-47.97	-18.25	-3.67	5.62	3.05
Inception Date: December 9, 1997

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed advisory fee for the Fund is reasonable and within the range of what would have been negotiated at arm’s-length in light of all the surrounding circumstances. This conclusion in respect of the Fund is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: May 29, 2009

24	The performance returns shown in the table are for the Class I shares of the Fund.

25	The Adviser provided Fund and benchmark performance return information for periods through January 31, 2009.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	39

NOTES

40	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

A unit of AllianceBernstein L.P.

BIREIT-0152-0409

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

3

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Institutional Funds, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 29, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	June 29, 2009

5